UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2019

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

September 30, 2019

Capital Preservation Fund
Investor Class (CPFXX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Federal Reserve’s Policy Pivot Promoted Stock, Bond Gains

U.S. stocks and bonds advanced for the six-month period, and the typically uncorrelated asset classes delivered similar returns. Stocks, as measured by the S&P 500 Index, gained 6.08%, while bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 5.42%.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the period’s gains. In early 2019, the Fed abruptly ended its three-year rate-hike campaign and adopted a dovish tone amid weaker global growth and inflation. In light of anticipated Fed support, stock investors generally overlooked moderating economic and earnings data and trade policy uncertainty. Meanwhile, as economic data continued to slow, U.S. Treasury yields continued to fall. Muted inflation and the dovish Fed also helped drive down yields. By July, concerns about global economic risks prompted the Fed to cut short-term interest rates for the first time in 10 years. And with those global risks still looming, the Fed cut rates again in September.

Within the broad U.S. equity universe, large-cap stocks generally outperformed mid- and small-cap stocks, according to the Russell U.S. Indexes. Large- and mid-cap stocks posted gains, while small-cap stocks declined slightly. Growth stocks retained an edge over value stocks within the mid- and large-cap segments, but they declined and lagged value stocks in the small-cap universe. Within the fixed-income market, investment-grade corporate bonds and longer-maturity Treasuries were top performers. According to Bloomberg, the yield on the 10-year Treasury note plunged from 2.41% at the end of March to 1.66% six months later, which helped fuel broad bond market gains.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, U.S.-China trade policy developments, central bank policy and geopolitical forces. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

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Fund Characteristics

SEPTEMBER 30, 2019
Yields
7-Day Current Yield	1.58%
7-Day Effective Yield	1.60%

Portfolio at a Glance
Weighted Average Maturity	37 days
Weighted Average Life	90 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	56%
31-90 days	38%
91-180 days	6%
More than 180 days	—

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Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period(1) 4/1/19 - 9/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,009.20	$2.41	0.48%
Hypothetical
Investor Class	$1,000	$1,022.60	$2.43	0.48%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

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Schedule of Investments

SEPTEMBER 30, 2019 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY NOTES(1) — 28.6%
U.S. Treasury Notes, 2.41%, 10/31/19	$150,000,000	$149,887,328
U.S. Treasury Notes, 2.42%, 11/15/19	7,500,000	7,508,480
U.S. Treasury Notes, 2.03%, 1/31/20	25,000,000	24,945,348
U.S. Treasury Notes, VRN, 1.99%, (3-month USBMMY plus 0.05%), 10/31/19	5,000,000	4,999,992
U.S. Treasury Notes, VRN, 1.97%, (3-month USBMMY), 1/31/20	90,000,000	89,977,115
U.S. Treasury Notes, VRN, 1.97%, (3-month USBMMY plus 0.03%), 4/30/20	30,000,000	30,000,066
U.S. Treasury Notes, VRN, 1.96%, (3-month USBMMY plus 0.04%), 7/31/20	113,398,000	113,392,276
U.S. Treasury Notes, VRN, 1.99%, (3-month USBMMY plus 0.05%), 10/31/20	110,000,000	109,925,883
U.S. Treasury Notes, VRN, 2.03%, (3-month USBMMY plus 0.12%), 1/31/21	50,000,000	49,966,405
U.S. Treasury Notes, VRN, 2.24%, (3-month USBMMY plus 0.22%), 7/31/21	10,000,000	9,987,217
TOTAL U.S. TREASURY NOTES		590,590,110
U.S. TREASURY BILLS(1) — 80.4%
U.S. Treasury Bills, 2.13%, 10/1/19	192,362,500	192,362,500
U.S. Treasury Bills, 2.19%, 10/3/19	75,000,000	74,991,063
U.S. Treasury Bills, 2.03%, 10/8/19	65,000,000	64,974,722
U.S. Treasury Bills, 2.46%, 10/10/19	110,400,000	110,337,367
U.S. Treasury Bills, 1.96%, 10/15/19	500	500
U.S. Treasury Bills, 2.16%, 10/17/19	50,000,000	49,953,000
U.S. Treasury Bills, 1.97%, 10/22/19	100,000,000	99,886,760
U.S. Treasury Bills, 2.02%, 10/29/19	147,637,500	147,417,040
U.S. Treasury Bills, 1.99%, 11/5/19	125,000,000	124,762,413
U.S. Treasury Bills, 1.95%, 11/12/19	100,000,000	99,776,000
U.S. Treasury Bills, 1.98%, 11/19/19	75,000,000	74,800,938
U.S. Treasury Bills, 0.00%, 11/26/19	125,000,000	124,639,511
U.S. Treasury Bills, 1.96%, 12/12/19	169,230,000	168,580,157
U.S. Treasury Bills, 1.94%, 12/26/19	125,000,000	124,431,146
U.S. Treasury Bills, 0.00%, 1/2/20	100,000,000	99,534,889
U.S. Treasury Bills, 1.87%, 3/5/20	30,000,000	29,762,750
U.S. Treasury Bills, 1.91%, 3/19/20	75,000,000	74,337,708
TOTAL U.S. TREASURY BILLS		1,660,548,464
TOTAL INVESTMENT SECURITIES — 109.0%		2,251,138,574
OTHER ASSETS AND LIABILITIES(2) — (9.0)%		(186,811,076)
TOTAL NET ASSETS — 100.0%		$2,064,327,498

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NOTES TO SCHEDULE OF INVESTMENTS
USBMMY	-	U.S. Treasury Bill Money Market Yield
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)	The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.

(2)	Amount relates primarily to receivable for investments sold and payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

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Statement of Assets and Liabilities

SEPTEMBER 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$2,251,138,574
Cash	922,151
Receivable for investments sold	122,007,895
Receivable for capital shares sold	3,682,563
Interest receivable	2,506,291
2,380,257,474

Liabilities
Payable for investments purchased	314,043,150
Payable for capital shares redeemed	1,061,774
Accrued management fees	800,043
Dividends payable	25,009
315,929,976

Net Assets	$2,064,327,498

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	2,064,383,414

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$2,064,386,304
Distributable earnings	(58,806)
$2,064,327,498

See Notes to Financial Statements.

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Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$23,934,802

Expenses:
Management fees	4,880,869
Trustees' fees and expenses	76,673
Other expenses	1,003
4,958,545

Net investment income (loss)	18,976,257

Net realized gain (loss) on investment transactions	1,888

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,978,145

See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED) AND YEAR ENDED MARCH 31, 2019
Increase (Decrease) in Net Assets	September 30, 2019	March 31, 2019
Operations
Net investment income (loss)	$18,976,257	$33,593,659
Net realized gain (loss)	1,888	317
Net increase (decrease) in net assets resulting from operations	18,978,145	33,593,976

Distributions to Shareholders
From earnings	(18,976,257)	(33,595,256)

Capital Share Transactions
Proceeds from shares sold	314,629,816	676,450,749
Proceeds from reinvestment of distributions	18,730,457	33,092,214
Payments for shares redeemed	(360,268,367)	(685,781,475)
Net increase (decrease) in net assets from capital share transactions	(26,908,094)	23,761,488

Net increase (decrease) in net assets	(26,906,206)	23,760,208

Net Assets
Beginning of period	2,091,233,704	2,067,473,496
End of period	$2,064,327,498	$2,091,233,704

Transactions in Shares of the Fund
Sold	314,629,816	676,450,749
Issued in reinvestment of distributions	18,730,457	33,092,214
Redeemed	(360,268,367)	(685,781,475)
Net increase (decrease) in shares of the fund	(26,908,094)	23,761,488

See Notes to Financial Statements.

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Notes to Financial Statements

SEPTEMBER 30, 2019 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Capital Preservation Fund (the fund) is one fund in a series issued by the trust. The fund is a money market fund and its investment objective is to seek maximum safety and liquidity. Its secondary objective is to seek to pay shareholders the highest rate of return consistent with safety and liquidity.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Treasury Roll Transactions — The fund purchases a security and at the same time makes a commitment to sell the same security at a future settlement date at a specified price. These types of transactions are known as treasury roll transactions. The difference between the purchase price and the sale price represents interest income reflective of an agreed upon rate between the fund and the counterparty.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1370% to 0.2500% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended September 30, 2019 was 0.47%.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

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5. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2019, the fund had accumulated short-term capital losses of $(60,694), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

6. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2019(2)	$1.00	0.01	—(3)	0.01	(0.01)	—	(0.01)	$1.00	0.92%	0.48%(4)	0.48%(4)	1.83%(4)	1.83%(4)	$2,064,327
2019	$1.00	0.02	—(3)	0.02	(0.02)	—	(0.02)	$1.00	1.63%	0.48%	0.48%	1.62%	1.62%	$2,091,234
2018	$1.00	0.01	—(3)	0.01	(0.01)	—	(0.01)	$1.00	0.63%	0.48%	0.48%	0.62%	0.62%	$2,067,473
2017	$1.00	—(3)	—(3)	—(3)	—(3)	—(3)	—(3)	$1.00	0.03%	0.39%	0.48%	0.03%	(0.06)%	$2,215,051
2016	$1.00	—(3)	—(3)	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.13%	0.48%	0.01%	(0.34)%	$2,243,763
2015	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.04%	0.48%	0.01%	(0.43)%	$2,355,574

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Six months ended September 30, 2019 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2019, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund’s service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor’s other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor

15

regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was below the median of the peer group for the one- and three-year periods, at the median for the five-year period, and above the median for the ten-year period reviewed by the Board. The Board found the investment

16

management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the broad proliferation of fee waivers to support positive money market fund yields and the wide variance of expenses waived, the Board recognized that net fee comparisons may not be a reliable analysis of fund expenses.

17

With that in mind, the Board reviewed peer data both on a gross basis and net of applicable waivers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

18

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

19

Notes

20

Notes

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90808 1911

Semiannual Report

September 30, 2019

Ginnie Mae Fund
Investor Class (BGNMX)
I Class (AGMHX)
A Class (BGNAX)
C Class (BGNCX)
R Class (AGMWX)
R5 Class (AGMNX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Federal Reserve’s Policy Pivot Promoted Stock, Bond Gains

U.S. stocks and bonds advanced for the six-month period, and the typically uncorrelated asset classes delivered similar returns. Stocks, as measured by the S&P 500 Index, gained 6.08%, while bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 5.42%.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the period’s gains. In early 2019, the Fed abruptly ended its three-year rate-hike campaign and adopted a dovish tone amid weaker global growth and inflation. In light of anticipated Fed support, stock investors generally overlooked moderating economic and earnings data and trade policy uncertainty. Meanwhile, as economic data continued to slow, U.S. Treasury yields continued to fall. Muted inflation and the dovish Fed also helped drive down yields. By July, concerns about global economic risks prompted the Fed to cut short-term interest rates for the first time in 10 years. And with those global risks still looming, the Fed cut rates again in September.

Within the broad U.S. equity universe, large-cap stocks generally outperformed mid- and small-cap stocks, according to the Russell U.S. Indexes. Large- and mid-cap stocks posted gains, while small-cap stocks declined slightly. Growth stocks retained an edge over value stocks within the mid- and large-cap segments, but they declined and lagged value stocks in the small-cap universe. Within the fixed-income market, investment-grade corporate bonds and longer-maturity Treasuries were top performers. According to Bloomberg, the yield on the 10-year Treasury note plunged from 2.41% at the end of March to 1.66% six months later, which helped fuel broad bond market gains.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, U.S.-China trade policy developments, central bank policy and geopolitical forces. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2019
Portfolio at a Glance
Average Duration (effective)	2.8 years
Weighted Average Life to Maturity	4.8 years

Types of Investments in Portfolio	% of net assets
U.S. Government Agency Mortgage-Backed Securities (all GNMAs)	94.6%
U.S. Government Agency Collateralized Mortgage Obligations (all GNMAs)	6.9%
Temporary Cash Investments	29.3%
Other Assets and Liabilities	(30.8)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period(1) 4/1/19 - 9/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,039.60	$2.80	0.55%
I Class	$1,000	$1,039.10	$2.29	0.45%
A Class	$1,000	$1,038.30	$4.08	0.80%
C Class	$1,000	$1,034.40	$7.88	1.55%
R Class	$1,000	$1,036.00	$5.34	1.05%
R5 Class	$1,000	$1,040.60	$1.79	0.35%
Hypothetical
Investor Class	$1,000	$1,022.25	$2.78	0.55%
I Class	$1,000	$1,022.75	$2.28	0.45%
A Class	$1,000	$1,021.00	$4.04	0.80%
C Class	$1,000	$1,017.25	$7.82	1.55%
R Class	$1,000	$1,019.75	$5.30	1.05%
R5 Class	$1,000	$1,023.25	$1.77	0.35%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

SEPTEMBER 30, 2019 (UNAUDITED)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 94.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 4.6%
GNMA, VRN, 2.00%, (1-year H15T1Y plus 1.50%), 8/20/47 to 4/20/48	$27,301,648	$27,616,271
GNMA, VRN, 2.50%, (1-year H15T1Y plus 1.50%), 3/20/48	5,549,196	5,636,671
GNMA, VRN, 3.75%, (1-year H15T1Y plus 1.50%), 8/20/36 to 9/20/36	2,514,919	2,627,586
GNMA, VRN, 3.875%, (1-year H15T1Y plus 1.50%), 4/20/38	5,084,309	5,311,330
GNMA, VRN, 4.00%, (1-year H15T1Y plus 1.50%), 2/20/34	4,045,163	4,214,584
GNMA, VRN, 4.125%, (1-year H15T1Y plus 1.50%), 10/20/27 to 10/20/35	3,222,635	3,353,598
		48,760,040
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 90.0%
GNMA, 2.50%, TBA	10,000,000	10,096,971
GNMA, 2.50%, 6/20/46 to 7/20/46	32,448,927	32,770,572
GNMA, 3.00%, TBA	165,000,000	169,347,362
GNMA, 3.00%, 2/20/43 to 7/20/45	27,463,488	28,402,269
GNMA, 3.50%, TBA	20,000,000	20,724,219
GNMA, 3.50%, 12/20/41 to 3/20/48	249,761,040	263,222,904
GNMA, 3.50%, 4/20/42(1)	26,827,229	28,503,122
GNMA, 4.00%, TBA	80,000,000	83,204,688
GNMA, 4.00%, 12/20/39 to 2/20/47	87,628,673	93,429,616
GNMA, 4.50%, 7/15/33 to 3/20/49	96,092,185	102,675,714
GNMA, 5.00%, 6/15/33 to 5/20/41	39,049,252	43,409,015
GNMA, 5.50%, 4/15/33 to 8/15/39	40,451,817	45,756,421
GNMA, 6.00%, 2/20/26 to 2/20/39	17,087,517	19,573,554
GNMA, 6.50%, 9/20/23 to 11/15/38	2,378,730	2,731,973
GNMA, 7.00%, 12/20/25 to 12/20/29	426,532	489,767
GNMA, 7.25%, 6/15/23	18,358	18,410
GNMA, 7.50%, 12/20/23 to 2/20/31	96,304	115,322
GNMA, 7.77%, 4/15/20	9,462	9,506
GNMA, 7.89%, 9/20/22	2,894	2,899
GNMA, 8.00%, 11/15/21 to 7/20/30	301,201	311,894
GNMA, 8.25%, 4/20/21 to 2/15/22	55,826	56,054
GNMA, 8.50%, 11/15/19 to 12/15/30	189,930	204,696
GNMA, 8.75%, 6/20/21 to 7/15/27	37,683	37,791
GNMA, 9.00%, 12/15/19 to 12/15/24	38,088	38,670
GNMA, 9.25%, 9/15/21 to 3/15/25	27,764	27,853
GNMA, 9.50%, 3/15/21 to 7/20/25	67,622	68,243
GNMA, 9.75%, 11/20/21	15,704	15,878
GNMA, 10.00%, 1/15/21 to 8/15/21	158	158

6

	Principal Amount	Value
GNMA, 11.00%, 6/15/20	$2,900	$2,909
		945,248,450
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $977,763,431)		994,008,490
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 6.9%
GNMA, Series 2000-22, Class FG, VRN, 2.23%, (1-month LIBOR plus 0.20%), 5/16/30	32	32
GNMA, Series 2001-59, Class FD, VRN, 2.53%, (1-month LIBOR plus 0.50%), 10/16/27	254,979	256,019
GNMA, Series 2001-62, Class FB, VRN, 2.53%, (1-month LIBOR plus 0.50%), 11/16/27	545,302	545,345
GNMA, Series 2002-13, Class FA, VRN, 2.53%, (1-month LIBOR plus 0.50%), 2/16/32	361,089	361,138
GNMA, Series 2002-29, Class FA SEQ, VRN, 2.39%, (1-month LIBOR plus 0.35%), 5/20/32	343,873	343,885
GNMA, Series 2003-110, Class F, VRN, 2.44%, (1-month LIBOR plus 0.40%), 10/20/33	1,112,021	1,114,082
GNMA, Series 2003-42, Class FW, VRN, 2.39%, (1-month LIBOR plus 0.35%), 5/20/33	472,597	472,909
GNMA, Series 2003-66, Class HF, VRN, 2.49%, (1-month LIBOR plus 0.45%), 8/20/33	647,024	649,937
GNMA, Series 2004-39, Class XF SEQ, VRN, 2.28%, (1-month LIBOR plus 0.25%), 10/16/33	223,772	223,876
GNMA, Series 2004-76, Class F, VRN, 2.44%, (1-month LIBOR plus 0.40%), 9/20/34	980,034	982,401
GNMA, Series 2005-13, Class FA, VRN, 2.24%, (1-month LIBOR plus 0.20%), 2/20/35	2,405,634	2,387,159
GNMA, Series 2007-5, Class FA, VRN, 2.18%, (1-month LIBOR plus 0.14%), 2/20/37	2,318,279	2,306,552
GNMA, Series 2007-58, Class FC, VRN, 2.54%, (1-month LIBOR plus 0.50%), 10/20/37	1,458,640	1,467,157
GNMA, Series 2007-74, Class FL, VRN, 2.49%, (1-month LIBOR plus 0.46%), 11/16/37	3,666,440	3,682,690
GNMA, Series 2008-18, Class FH, VRN, 2.64%, (1-month LIBOR plus 0.60%), 2/20/38	2,047,401	2,052,411
GNMA, Series 2008-2, Class LF, VRN, 2.50%, (1-month LIBOR plus 0.46%), 1/20/38	1,597,866	1,605,924
GNMA, Series 2008-27, Class FB, VRN, 2.59%, (1-month LIBOR plus 0.55%), 3/20/38	3,365,912	3,392,580
GNMA, Series 2008-61, Class KF, VRN, 2.71%, (1-month LIBOR plus 0.67%), 7/20/38	1,712,843	1,731,723
GNMA, Series 2008-73, Class FK, VRN, 2.80%, (1-month LIBOR plus 0.76%), 8/20/38	2,291,015	2,327,426
GNMA, Series 2008-75, Class F, VRN, 2.57%, (1-month LIBOR plus 0.53%), 8/20/38	2,791,150	2,817,147
GNMA, Series 2008-88, Class UF, VRN, 3.04%, (1-month LIBOR plus 1.00%), 10/20/38	1,523,344	1,554,834
GNMA, Series 2009-127, Class FA, VRN, 2.59%, (1-month LIBOR plus 0.55%), 9/20/38	2,211,107	2,219,703
GNMA, Series 2009-76, Class FB, VRN, 2.63%, (1-month LIBOR plus 0.60%), 6/16/39	1,273,536	1,282,126
GNMA, Series 2009-92, Class FJ, VRN, 2.71%, (1-month LIBOR plus 0.68%), 10/16/39	970,737	979,205
GNMA, Series 2010-101, Class FH, VRN, 2.38%, (1-month LIBOR plus 0.35%), 8/16/40	4,109,877	4,095,362

7

	Principal Amount/Shares	Value
GNMA, Series 2010-14, Class QF, VRN, 2.48%, (1-month LIBOR plus 0.45%), 2/16/40	$7,098,086	$7,127,043
GNMA, Series 2010-25, Class FB, VRN, 2.58%, (1-month LIBOR plus 0.55%), 2/16/40	5,696,745	5,720,179
GNMA, Series 2012-105, Class FE, VRN, 2.34%, (1-month LIBOR plus 0.30%), 1/20/41	4,272,867	4,269,999
GNMA, Series 2015-111, Class FK, VRN, 2.30%, (1-month LIBOR plus 0.20%), 8/20/45	5,086,776	5,057,647
GNMA, Series 2015-80, Class YF, VRN, 2.46%, (1-month LIBOR plus 0.43%), 10/16/40	8,149,883	8,171,146
GNMA, Series 2016-68, Class MF, VRN, 2.40%, (1-month LIBOR plus 0.30%), 5/20/46	2,504,722	2,497,732
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $71,732,635)		71,695,369
TEMPORARY CASH INVESTMENTS — 29.3%
Federal Home Loan Bank Discount Notes, 1.57%, 10/1/19(2)	200,000,000	200,000,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $94,498,231), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $92,618,990)		92,614,359
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $15,589,368), at 0.85%, dated 9/30/19, due 10/1/19 (Delivery value $15,283,361)		15,283,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	59,131	59,131
TOTAL TEMPORARY CASH INVESTMENTS (Cost $307,956,490)		307,956,490
TOTAL INVESTMENT SECURITIES — 130.8% (Cost $1,357,452,556)		1,373,660,349
OTHER ASSETS AND LIABILITIES(3) — (30.8)%		(323,134,760)
TOTAL NET ASSETS — 100.0%		$1,050,525,589

NOTES TO SCHEDULE OF INVESTMENTS
GNMA	-	Government National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments. At the period end, the aggregate value of securities pledged was $209,023.

(2)	The rate indicated is the yield to maturity at purchase.

(3)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

SEPTEMBER 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,357,452,556)	$1,373,660,349
Receivable for capital shares sold	1,381,481
Interest receivable	2,699,889
1,377,741,719

Liabilities
Payable for investments purchased	325,983,654
Payable for capital shares redeemed	751,298
Accrued management fees	361,039
Distribution and service fees payable	11,221
Dividends payable	108,918
327,216,130

Net Assets	$1,050,525,589

Net Assets Consist of:
Capital paid in	$1,088,883,585
Distributable earnings	(38,357,996)
$1,050,525,589

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$867,370,890	81,835,390	$10.60
I Class	$63,893,251	6,026,129	$10.60
A Class	$19,775,182	1,865,700	$10.60*
C Class	$3,792,813	357,795	$10.60
R Class	$10,202,318	963,031	$10.59
R5 Class	$85,491,135	8,066,359	$10.60
*Maximum offering price $11.10 (net asset value divided by 0.955).

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$11,518,928

Expenses:
Management fees	2,122,083
Distribution and service fees:
A Class	30,987
C Class	20,763
R Class	24,234
Trustees' fees and expenses	30,206
Other expenses	8,151
2,236,424

Net investment income (loss)	9,282,504

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	5,407,742
Change in net unrealized appreciation (depreciation) on investments	17,467,716

Net realized and unrealized gain (loss)	22,875,458

Net Increase (Decrease) in Net Assets Resulting from Operations	$32,157,962

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED) AND YEAR ENDED MARCH 31, 2019
Increase (Decrease) in Net Assets	September 30, 2019	March 31, 2019
Operations
Net investment income (loss)	$9,282,504	$18,691,663
Net realized gain (loss)	5,407,742	5,204,416
Change in net unrealized appreciation (depreciation)	17,467,716	6,124,806
Net increase (decrease) in net assets resulting from operations	32,157,962	30,020,885

Distributions to Shareholders
From earnings:
Investor Class	(8,998,202)	(18,968,147)
I Class	(843,748)	(1,063,894)
A Class	(317,665)	(696,806)
C Class	(37,592)	(121,335)
R Class	(111,785)	(197,744)
R5 Class	(1,265,392)	(2,440,081)
Decrease in net assets from distributions	(11,574,384)	(23,488,007)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	209,220,740	(136,150,633)

Net increase (decrease) in net assets	229,804,318	(129,617,755)

Net Assets
Beginning of period	820,721,271	950,339,026
End of period	$1,050,525,589	$820,721,271

See Notes to Financial Statements.

11

Notes to Financial Statements

SEPTEMBER 30, 2019 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Ginnie Mae Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income while maintaining liquidity and safety of principal by investing primarily in Government National Mortgage Association certificates.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

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Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

13

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2019 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2425% to 0.3600%	0.2500% to 0.3100%	0.54%
I Class		0.1500% to 0.2100%	0.44%
A Class		0.2500% to 0.3100%	0.54%
C Class		0.2500% to 0.3100%	0.54%
R Class		0.2500% to 0.3100%	0.54%
R5 Class		0.0500% to 0.1100%	0.34%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2019 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2019 were $1,256,544,951 and $1,111,239,302, respectively, all of which are U.S. Treasury and Government Agency obligations.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2019		Year ended March 31, 2019
	Shares	Amount	Shares	Amount
Investor Class
Sold	25,067,231	$264,942,048	6,816,168	$69,305,445
Issued in reinvestment of distributions	788,428	8,271,227	1,702,144	17,319,709
Redeemed	(7,665,024)	(79,846,655)	(21,297,092)	(216,338,695)
	18,190,635	193,366,620	(12,778,780)	(129,713,541)
I Class
Sold	2,782,873	28,864,039	2,245,984	22,866,042
Issued in reinvestment of distributions	80,218	842,612	103,557	1,054,005
Redeemed	(588,753)	(6,162,926)	(1,096,149)	(11,155,771)
	2,274,338	23,543,725	1,253,392	12,764,276
A Class
Sold	453,999	4,724,062	971,186	9,886,690
Issued in reinvestment of distributions	24,659	258,711	44,656	454,454
Redeemed	(1,335,658)	(13,984,849)	(1,286,105)	(13,073,522)
	(857,000)	(9,002,076)	(270,263)	(2,732,378)
C Class
Sold	12,320	129,877	43,884	447,322
Issued in reinvestment of distributions	2,989	31,330	10,733	109,196
Redeemed	(108,483)	(1,133,915)	(329,885)	(3,373,331)
	(93,174)	(972,708)	(275,268)	(2,816,813)
R Class
Sold	259,323	2,702,969	372,727	3,776,777
Issued in reinvestment of distributions	10,386	108,933	17,769	180,741
Redeemed	(211,738)	(2,207,717)	(327,377)	(3,319,310)
	57,971	604,185	63,119	638,208
R5 Class
Sold	1,013,902	10,588,247	1,996,401	20,306,623
Issued in reinvestment of distributions	120,567	1,265,085	237,672	2,419,032
Redeemed	(971,563)	(10,172,338)	(3,639,619)	(37,016,040)
	162,906	1,680,994	(1,405,546)	(14,290,385)
Net increase (decrease)	19,735,676	$209,220,740	(13,413,346)	$(136,150,633)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

15

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions)

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$994,008,490	—
U.S. Government Agency Collateralized Mortgage Obligations	—	71,695,369	—
Temporary Cash Investments	$59,131	307,897,359	—
	$59,131	$1,373,601,218	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,357,452,556
Gross tax appreciation of investments	$18,037,764
Gross tax depreciation of investments	(1,829,971)
Net tax appreciation (depreciation) of investments	$16,207,793

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of March 31, 2019, the fund had accumulated short-term capital losses of $(5,752,633) and accumulated long-term capital losses of $(51,930,134), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$10.34	0.12	0.29	0.41	(0.15)	$10.60	3.96%	0.55%(4)	2.26%(4)	120%	$867,371
2019	$10.24	0.22	0.16	0.38	(0.28)	$10.34	3.78%	0.55%	2.18%	297%	$658,034
2018	$10.51	0.17	(0.19)	(0.02)	(0.25)	$10.24	(0.24)%	0.55%	1.64%	300%	$782,698
2017	$10.80	0.15	(0.19)	(0.04)	(0.25)	$10.51	(0.35)%	0.55%	1.40%	257%	$927,150
2016	$10.89	0.15	0.01	0.16	(0.25)	$10.80	1.53%	0.55%	1.42%	308%	$1,034,732
2015	$10.70	0.17	0.28	0.45	(0.26)	$10.89	4.28%	0.55%	1.59%	306%	$1,089,566
I Class
2019(3)	$10.34	0.12	0.29	0.41	(0.15)	$10.60	3.91%	0.45%(4)	2.36%(4)	120%	$63,893
2019	$10.25	0.23	0.15	0.38	(0.29)	$10.34	3.88%	0.45%	2.28%	297%	$38,809
2018(5)	$10.52	0.19	(0.21)	(0.02)	(0.25)	$10.25	(0.21)%	0.45%(4)	1.88%(4)	300%(6)	$25,599
A Class
2019(3)	$10.34	0.11	0.28	0.39	(0.13)	$10.60	3.83%	0.80%(4)	2.01%(4)	120%	$19,775
2019	$10.24	0.20	0.15	0.35	(0.25)	$10.34	3.52%	0.80%	1.93%	297%	$28,153
2018	$10.51	0.14	(0.19)	(0.05)	(0.22)	$10.24	(0.49)%	0.80%	1.39%	300%	$30,654
2017	$10.80	0.12	(0.18)	(0.06)	(0.23)	$10.51	(0.60)%	0.80%	1.15%	257%	$50,667
2016	$10.89	0.12	0.02	0.14	(0.23)	$10.80	1.28%	0.80%	1.17%	308%	$76,083
2015	$10.70	0.14	0.29	0.43	(0.24)	$10.89	4.02%	0.80%	1.34%	306%	$248,705

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2019(3)	$10.34	0.07	0.28	0.35	(0.09)	$10.60	3.44%	1.55%(4)	1.26%(4)	120%	$3,793
2019	$10.24	0.12	0.16	0.28	(0.18)	$10.34	2.75%	1.55%	1.18%	297%	$4,663
2018	$10.51	0.07	(0.20)	(0.13)	(0.14)	$10.24	(1.24)%	1.55%	0.64%	300%	$7,439
2017	$10.80	0.04	(0.18)	(0.14)	(0.15)	$10.51	(1.34)%	1.55%	0.40%	257%	$7,445
2016	$10.89	0.04	0.02	0.06	(0.15)	$10.80	0.52%	1.55%	0.42%	308%	$11,753
2015	$10.71	0.06	0.28	0.34	(0.16)	$10.89	3.15%	1.55%	0.59%	306%	$12,560
R Class
2019(3)	$10.33	0.09	0.29	0.38	(0.12)	$10.59	3.60%	1.05%(4)	1.76%(4)	120%	$10,202
2019	$10.24	0.17	0.15	0.32	(0.23)	$10.33	3.26%	1.05%	1.68%	297%	$9,353
2018	$10.51	0.12	(0.20)	(0.08)	(0.19)	$10.24	(0.74)%	1.05%	1.14%	300%	$8,619
2017	$10.80	0.10	(0.19)	(0.09)	(0.20)	$10.51	(0.84)%	1.05%	0.90%	257%	$7,434
2016	$10.89	0.10	0.01	0.11	(0.20)	$10.80	1.03%	1.05%	0.92%	308%	$6,870
2015	$10.70	0.12	0.28	0.40	(0.21)	$10.89	3.76%	1.05%	1.09%	306%	$5,059
R5 Class
2019(3)	$10.34	0.13	0.29	0.42	(0.16)	$10.60	4.06%	0.35%(4)	2.46%(4)	120%	$85,491
2019	$10.24	0.24	0.16	0.40	(0.30)	$10.34	3.98%	0.35%	2.38%	297%	$81,710
2018	$10.51	0.19	(0.19)	—	(0.27)	$10.24	(0.04)%	0.35%	1.84%	300%	$95,331
2017	$10.80	0.17	(0.18)	(0.01)	(0.28)	$10.51	(0.15)%	0.35%	1.60%	257%	$87,916
2016	$10.89	0.17	0.01	0.18	(0.27)	$10.80	1.73%	0.35%	1.62%	308%	$71,190
2015	$10.70	0.19	0.28	0.47	(0.28)	$10.89	4.49%	0.35%	1.79%	306%	$57,037

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2019 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through March 31, 2018.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2019, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund’s service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor’s other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor

20

regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the ten-year period and below its benchmark for the one-, three-, and five-year periods reviewed by the

21

Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The

22

Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

23

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90809 1911

Semiannual Report

September 30, 2019

Government Bond Fund
Investor Class (CPTNX)
I Class (ABHTX)
A Class (ABTAX)
C Class (ABTCX)
R Class (ABTRX)
R5 Class (ABTIX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Federal Reserve’s Policy Pivot Promoted Stock, Bond Gains

U.S. stocks and bonds advanced for the six-month period, and the typically uncorrelated asset classes delivered similar returns. Stocks, as measured by the S&P 500 Index, gained 6.08%, while bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 5.42%.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the period’s gains. In early 2019, the Fed abruptly ended its three-year rate-hike campaign and adopted a dovish tone amid weaker global growth and inflation. In light of anticipated Fed support, stock investors generally overlooked moderating economic and earnings data and trade policy uncertainty. Meanwhile, as economic data continued to slow, U.S. Treasury yields continued to fall. Muted inflation and the dovish Fed also helped drive down yields. By July, concerns about global economic risks prompted the Fed to cut short-term interest rates for the first time in 10 years. And with those global risks still looming, the Fed cut rates again in September.

Within the broad U.S. equity universe, large-cap stocks generally outperformed mid- and small-cap stocks, according to the Russell U.S. Indexes. Large- and mid-cap stocks posted gains, while small-cap stocks declined slightly. Growth stocks retained an edge over value stocks within the mid- and large-cap segments, but they declined and lagged value stocks in the small-cap universe. Within the fixed-income market, investment-grade corporate bonds and longer-maturity Treasuries were top performers. According to Bloomberg, the yield on the 10-year Treasury note plunged from 2.41% at the end of March to 1.66% six months later, which helped fuel broad bond market gains.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, U.S.-China trade policy developments, central bank policy and geopolitical forces. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2019
Portfolio at a Glance
Average Duration (effective)	4.9 years
Weighted Average Life to Maturity	6.8 years

Types of Investments in Portfolio	% of net assets
U.S. Government Agency Mortgage-Backed Securities	41.7%
U.S. Treasury Securities and Equivalents	30.4%
Collateralized Mortgage Obligations	22.2%
U.S. Government Agency Securities	4.1%
Temporary Cash Investments	3.2%
Other Assets and Liabilities	(1.6)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period(1) 4/1/19 - 9/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,044.20	$2.40	0.47%
I Class	$1,000	$1,045.80	$1.89	0.37%
A Class	$1,000	$1,043.90	$3.68	0.72%
C Class	$1,000	$1,040.00	$7.50	1.47%
R Class	$1,000	$1,042.60	$4.95	0.97%
R5 Class	$1,000	$1,046.20	$1.38	0.27%
Hypothetical
Investor Class	$1,000	$1,022.65	$2.38	0.47%
I Class	$1,000	$1,023.15	$1.87	0.37%
A Class	$1,000	$1,021.40	$3.64	0.72%
C Class	$1,000	$1,017.65	$7.42	1.47%
R Class	$1,000	$1,020.15	$4.90	0.97%
R5 Class	$1,000	$1,023.65	$1.37	0.27%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

SEPTEMBER 30, 2019 (UNAUDITED)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 41.7%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 6.5%
FHLMC, VRN, 4.73%, (1-year H15T1Y plus 2.25%), 9/1/35	$487,557	$516,003
FHLMC, VRN, 4.65%, (12-month LIBOR plus 1.86%), 7/1/36	344,113	362,552
FHLMC, VRN, 4.39%, (1-year H15T1Y plus 2.14%), 10/1/36	765,713	806,283
FHLMC, VRN, 4.80%, (1-year H15T1Y plus 2.25%), 4/1/37	360,172	380,653
FHLMC, VRN, 4.64%, (12-month LIBOR plus 1.81%), 5/1/40	156,173	166,276
FHLMC, VRN, 4.53%, (12-month LIBOR plus 1.88%), 7/1/40	399,944	419,415
FHLMC, VRN, 4.06%, (12-month LIBOR plus 1.78%), 9/1/40	142,657	149,163
FHLMC, VRN, 3.80%, (12-month LIBOR plus 1.79%), 2/1/41	975,665	1,015,204
FHLMC, VRN, 4.77%, (12-month LIBOR plus 1.88%), 5/1/41	210,608	221,005
FHLMC, VRN, 4.76%, (12-month LIBOR plus 1.88%), 10/1/41	464,355	482,707
FHLMC, VRN, 4.52%, (12-month LIBOR plus 1.75%), 10/1/42	265,600	276,251
FHLMC, VRN, 2.07%, (12-month LIBOR plus 1.65%), 12/1/42	1,164,663	1,204,404
FHLMC, VRN, 4.25%, (12-month LIBOR plus 1.62%), 11/1/43	4,186,491	4,304,662
FHLMC, VRN, 2.85%, (12-month LIBOR plus 1.63%), 1/1/44	1,673,453	1,699,431
FHLMC, VRN, 3.18%, (12-month LIBOR plus 1.62%), 6/1/44	939,746	961,266
FHLMC, VRN, 4.07%, (12-month LIBOR plus 1.59%), 10/1/44	609,107	625,931
FHLMC, VRN, 2.57%, (12-month LIBOR plus 1.60%), 6/1/45	1,297,963	1,313,507
FHLMC, VRN, 4.10%, (12-month LIBOR plus 1.62%), 9/1/45	3,160,388	3,258,862
FHLMC, VRN, 2.36%, (12-month LIBOR plus 1.63%), 8/1/46	1,282,573	1,294,754
FHLMC, VRN, 3.06%, (12-month LIBOR plus 1.64%), 9/1/47	1,904,583	1,946,457
FNMA, VRN, 4.19%, (6-month LIBOR plus 1.57%), 6/1/35	605,266	627,370
FNMA, VRN, 4.19%, (6-month LIBOR plus 1.57%), 6/1/35	560,444	581,224
FNMA, VRN, 4.19%, (6-month LIBOR plus 1.57%), 6/1/35	490,768	508,464
FNMA, VRN, 4.19%, (6-month LIBOR plus 1.57%), 6/1/35	337,808	350,345
FNMA, VRN, 4.07%, (6-month LIBOR plus 1.54%), 9/1/35	664,742	688,590
FNMA, VRN, 4.93%, (12-month LIBOR plus 1.93%), 1/1/38	163,522	172,687
FNMA, VRN, 4.625%, (12-month LIBOR plus 1.75%), 11/1/39	785,725	827,376
FNMA, VRN, 4.82%, (12-month LIBOR plus 1.69%), 1/1/40	146,361	154,971
FNMA, VRN, 4.875%, (12-month LIBOR plus 1.87%), 1/1/40	594,295	621,133
FNMA, VRN, 4.375%, (12-month LIBOR plus 1.75%), 7/1/41	135,336	140,969
FNMA, VRN, 3.32%, (12-month LIBOR plus 1.82%), 9/1/41	1,134,098	1,165,976
FNMA, VRN, 3.01%, (12-month LIBOR plus 1.82%), 11/1/41	1,081,922	1,107,014
FNMA, VRN, 4.33%, (12-month LIBOR plus 1.70%), 7/1/42	1,367,419	1,420,270
FNMA, VRN, 4.53%, (12-month LIBOR plus 1.55%), 3/1/43	603,412	624,507
FNMA, VRN, 2.74%, (12-month LIBOR plus 1.60%), 3/1/45	1,786,923	1,820,801
FNMA, VRN, 2.32%, (12-month LIBOR plus 1.59%), 8/1/45	736,515	752,718
FNMA, VRN, 2.61%, (12-month LIBOR plus 1.60%), 4/1/46	1,732,733	1,756,381
FNMA, VRN, 2.83%, (12-month LIBOR plus 1.61%), 4/1/46	2,743,338	2,784,752
FNMA, VRN, 2.64%, (12-month LIBOR plus 1.61%), 5/1/46	2,411,402	2,438,573
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	1,383,223	1,418,985
FNMA, VRN, 3.17%, (12-month LIBOR plus 1.61%), 4/1/47	2,188,260	2,247,682

6

	Principal Amount	Value
FNMA, VRN, 3.24%, (12-month LIBOR plus 1.62%), 5/1/47	$1,300,970	$1,331,625
FNMA, VRN, 2.77%, (12-month LIBOR plus 1.60%), 9/1/47	1,376,762	1,398,583
GNMA, VRN, 4.125%, (1-year H15T1Y plus 1.50%), 11/20/32	82,008	82,162
GNMA, VRN, 4.125%, (1-year H15T1Y plus 1.50%), 10/20/33	190,254	190,115
GNMA, VRN, 4.625%, (1-year H15T1Y plus 2.00%), 10/20/34	347,438	352,471
GNMA, VRN, 4.125%, (1-year H15T1Y plus 1.50%), 12/20/34	106,976	107,162
GNMA, VRN, 4.00%, (1-year H15T1Y plus 1.50%), 3/20/35	325,534	328,810
GNMA, VRN, 3.75%, (1-year H15T1Y plus 1.50%), 7/20/35	522,475	539,422
GNMA, VRN, 4.00%, (1-year H15T1Y plus 1.50%), 3/20/36	771,401	803,651
GNMA, VRN, 4.125%, (1-year H15T1Y plus 1.50%), 11/20/36	275,430	277,962
		49,027,537
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 35.2%
FHLMC, 5.00%, 5/1/23	669,635	704,186
FHLMC, 5.50%, 10/1/34	260,818	294,899
FHLMC, 5.50%, 4/1/38	1,663,627	1,878,640
FHLMC, 4.00%, 12/1/40	1,255,830	1,343,062
FHLMC, 3.00%, 2/1/43	7,306,790	7,537,391
FNMA, 5.00%, 9/1/20	9,291	9,587
FNMA, 4.50%, 11/1/20	1,364	1,405
FNMA, 6.50%, 3/1/32	54,454	62,527
FNMA, 7.00%, 6/1/32	65,694	76,752
FNMA, 6.50%, 8/1/32	60,709	69,318
FNMA, 5.50%, 7/1/33	422,292	472,663
FNMA, 5.00%, 11/1/33	2,496,199	2,757,854
FNMA, 6.00%, 12/1/33	1,585,533	1,823,557
FNMA, 3.50%, 3/1/34	1,736,383	1,811,895
FNMA, 5.50%, 8/1/34	1,719,918	1,945,559
FNMA, 5.50%, 9/1/34	141,941	153,469
FNMA, 5.50%, 10/1/34	1,028,626	1,161,821
FNMA, 5.00%, 8/1/35	283,707	313,017
FNMA, 5.50%, 1/1/36	1,863,054	2,108,474
FNMA, 5.00%, 2/1/36	180,544	199,508
FNMA, 5.50%, 4/1/36	445,937	504,602
FNMA, 5.00%, 5/1/36	756,489	835,657
FNMA, 5.50%, 12/1/36	255,250	288,529
FNMA, 5.50%, 2/1/37	989,076	1,115,464
FNMA, 6.50%, 8/1/37	51,115	56,792
FNMA, 6.00%, 9/1/37	349,063	394,324
FNMA, 6.00%, 11/1/37	1,791,326	2,059,210
FNMA, 6.00%, 9/1/38	127,106	132,360
FNMA, 4.50%, 2/1/39	855,387	926,473
FNMA, 4.50%, 4/1/39	571,106	622,851
FNMA, 4.50%, 5/1/39	1,468,463	1,598,272
FNMA, 6.50%, 5/1/39	1,200,627	1,387,288
FNMA, 4.50%, 10/1/39	2,565,735	2,809,141
FNMA, 4.50%, 3/1/40	3,861,483	4,185,780
FNMA, 4.00%, 10/1/40	2,654,214	2,848,640

7

	Principal Amount	Value
FNMA, 4.50%, 11/1/40	$2,340,668	$2,537,720
FNMA, 4.50%, 6/1/41	2,564,883	2,780,888
FNMA, 4.00%, 8/1/41	2,541,458	2,717,156
FNMA, 4.50%, 9/1/41	1,341,932	1,454,971
FNMA, 3.50%, 10/1/41	3,003,305	3,154,555
FNMA, 4.00%, 12/1/41	5,782,245	6,180,912
FNMA, 3.50%, 5/1/42	1,934,213	2,032,861
FNMA, 3.50%, 6/1/42	1,801,543	1,893,424
FNMA, 3.50%, 9/1/42	1,673,200	1,758,545
FNMA, 3.50%, 12/1/42	3,335,210	3,505,335
FNMA, 3.50%, 11/1/45	2,786,423	2,908,355
FNMA, 3.50%, 11/1/45	2,777,689	2,899,288
FNMA, 4.00%, 11/1/45	3,918,731	4,144,140
FNMA, 4.00%, 2/1/46	5,180,900	5,460,889
FNMA, 3.50%, 3/1/46	3,344,736	3,475,798
FNMA, 4.00%, 4/1/46	11,408,703	12,044,943
FNMA, 3.50%, 5/1/46	3,356,728	3,491,285
FNMA, 3.00%, 11/1/46	25,637,310	26,272,847
FNMA, 3.50%, 2/1/47	7,606,121	7,930,838
FNMA, 6.50%, 8/1/47	18,175	19,562
FNMA, 6.50%, 9/1/47	19,346	20,757
FNMA, 6.50%, 9/1/47	1,768	1,900
FNMA, 6.50%, 9/1/47	36,798	39,485
FNMA, 3.50%, 3/1/48	9,004,006	9,317,144
FNMA, 3.00%, 4/1/48	13,681,118	14,051,979
FNMA, 6.00%, 4/1/48	312,507	334,676
FNMA, 4.00%, 8/1/48	8,985,714	9,362,663
FNMA, 3.50%, 5/1/49	16,581,276	17,059,630
FNMA, 3.50%, 7/1/49	4,348,244	4,476,961
GNMA, 4.00%, TBA	12,000,000	12,480,703
GNMA, 5.50%, 12/20/38	1,015,562	1,137,752
GNMA, 6.00%, 1/20/39	289,194	332,473
GNMA, 5.00%, 3/20/39	1,500,500	1,660,809
GNMA, 5.50%, 3/20/39	584,161	654,908
GNMA, 5.50%, 4/20/39	1,053,516	1,202,035
GNMA, 4.50%, 1/15/40	885,053	964,289
GNMA, 4.00%, 11/20/40	4,218,986	4,497,331
GNMA, 4.00%, 12/15/40	836,566	893,219
GNMA, 4.50%, 7/20/41	3,684,854	4,029,593
GNMA, 3.50%, 6/20/42	5,528,951	5,874,358
GNMA, 3.50%, 7/20/42	4,230,203	4,494,476
GNMA, 4.50%, 8/20/42	3,158,294	3,456,071
GNMA, 4.00%, 9/20/45	5,148,247	5,473,414
GNMA, 3.50%, 4/20/46	2,694,292	2,819,307
GNMA, 2.50%, 6/20/46	7,171,241	7,242,265

8

	Principal Amount	Value
GNMA, 2.50%, 7/20/46	$9,294,924	$9,387,210
		262,420,687
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $305,639,827)		311,448,224
U.S. TREASURY SECURITIES AND EQUIVALENTS — 30.4%
Iraq Government AID Bond, 2.15%, 1/18/22	2,600,000	2,634,187
U.S. Treasury Bonds, 8.125%, 8/15/21	10,747,000	12,020,687
U.S. Treasury Bonds, 7.125%, 2/15/23	7,000,000	8,274,082
U.S. Treasury Bonds, 3.50%, 2/15/39	1,800,000	2,256,926
U.S. Treasury Bonds, 4.375%, 5/15/41	500,000	707,412
U.S. Treasury Bonds, 3.125%, 11/15/41	3,100,000	3,698,082
U.S. Treasury Bonds, 3.125%, 2/15/42	3,500,000	4,176,826
U.S. Treasury Bonds, 3.00%, 5/15/42	8,500,000	9,949,316
U.S. Treasury Bonds, 2.75%, 11/15/42	2,840,000	3,190,063
U.S. Treasury Bonds, 2.875%, 5/15/43	3,500,000	4,016,729
U.S. Treasury Bonds, 3.125%, 8/15/44	6,000,000	7,196,016
U.S. Treasury Bonds, 3.00%, 11/15/44	5,000,000	5,878,418
U.S. Treasury Bonds, 2.50%, 2/15/45	6,500,000	7,001,592
U.S. Treasury Bonds, 3.00%, 5/15/45	4,800,000	5,656,781
U.S. Treasury Bonds, 3.00%, 11/15/45	3,000,000	3,541,934
U.S. Treasury Bonds, 3.375%, 11/15/48	8,700,000	11,095,898
U.S. Treasury Bonds, 2.25%, 8/15/49	9,300,000	9,576,275
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/49	611,766	693,058
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	7,782,345	7,886,160
U.S. Treasury Notes, 3.625%, 2/15/21	2,500,000	2,563,428
U.S. Treasury Notes, 2.625%, 12/15/21	15,000,000	15,332,227
U.S. Treasury Notes, 1.75%, 7/15/22	12,700,000	12,752,834
U.S. Treasury Notes, 1.50%, 9/15/22	11,000,000	10,980,664
U.S. Treasury Notes, 1.875%, 9/30/22	10,000,000	10,090,820
U.S. Treasury Notes, 2.00%, 11/30/22	3,000,000	3,038,555
U.S. Treasury Notes, 2.00%, 2/15/23	7,500,000	7,604,883
U.S. Treasury Notes, 1.50%, 3/31/23(1)	19,000,000	18,961,035
U.S. Treasury Notes, 2.00%, 5/31/24	12,000,000	12,243,047
U.S. Treasury Notes, 1.25%, 8/31/24	10,500,000	10,355,625
U.S. Treasury Notes, 2.125%, 11/30/24	4,000,000	4,109,375
U.S. Treasury Notes, 1.375%, 8/31/26	1,000,000	984,082
U.S. Treasury Notes, 1.625%, 9/30/26	1,100,000	1,100,365
U.S. Treasury Notes, 1.625%, 8/15/29	7,000,000	6,970,469
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $214,184,857)		226,537,851
COLLATERALIZED MORTGAGE OBLIGATIONS — 22.2%
FHLMC, Series 2812, Class MF, VRN, 2.48%, (1-month LIBOR plus 0.45%), 6/15/34	2,086,620	2,097,593
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	1,120,592	1,172,679
FHLMC, Series 3149, Class LF, VRN, 2.33%, (1-month LIBOR plus 0.30%), 5/15/36	5,534,182	5,541,241
FHLMC, Series 3153, Class FJ, VRN, 2.58%, (1-month LIBOR plus 0.38%), 5/15/36	1,763,500	1,768,008

9

	Principal Amount	Value
FHLMC, Series 3397, Class GF, VRN, 2.53%, (1-month LIBOR plus 0.50%), 12/15/37	$836,213	$839,135
FHLMC, Series 3417, Class FA, VRN, 2.53%, (1-month LIBOR plus 0.50%), 11/15/37	1,346,379	1,355,271
FHLMC, Series 3778, Class L SEQ, 3.50%, 12/15/25	9,390,410	9,794,390
FHLMC, Series 3810, Class QB SEQ, 3.50%, 2/15/26	4,045,036	4,164,757
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	3,315,457	3,349,122
FHLMC, Series K039, Class A2, SEQ, 3.30%, 7/25/24	12,510,000	13,226,340
FHLMC, Series K041, Class A2, SEQ, 3.17%, 10/25/24	15,000,000	15,815,976
FHLMC, Series K092, Class A2 SEQ, 3.30%, 4/25/29	8,000,000	8,760,308
FHLMC, Series K716, Class A2, SEQ, 3.13%, 6/25/21	7,000,000	7,094,613
FHLMC, Series K722, Class A1 SEQ, 2.18%, 5/25/22	3,825,545	3,839,953
FHLMC, Series K725, Class A2 SEQ, 3.00%, 1/25/24	7,900,000	8,205,104
FHLMC, Series K726, Class A2 SEQ, 2.91%, 4/25/24	6,900,000	7,128,300
FHLMC, Series KF29, Class A, VRN, 2.45%, (1-month LIBOR plus 0.36%), 2/25/24	1,877,290	1,872,176
FHLMC, Series KF31, Class A, VRN, 2.46%, (1-month LIBOR plus 0.37%), 4/25/24	2,838,433	2,828,980
FHLMC, Series KF32, Class A, VRN, 2.46%, (1-month LIBOR plus 0.37%), 5/25/24	2,106,159	2,099,166
FHLMC, Series KI03, Class A, VRN, 2.34%, (1-month LIBOR plus 0.25%), 2/25/23	3,562,922	3,561,058
FHLMC, Series KIR1, Class A2, SEQ, 2.85%, 3/25/26	9,600,000	10,062,732
FHLMC, Series KIR3, Class A2 SEQ, 3.28%, 8/25/27	5,000,000	5,419,051
FHLMC, Series Q009, Class A, VRN, 2.55%, (1-month LIBOR plus 0.35%), 4/25/24	6,200,000	6,202,108
FNMA, Series 2005-103, Class FP, VRN, 2.32%, (1-month LIBOR plus 0.30%), 10/25/35	1,936,495	1,934,307
FNMA, Series 2008-9, Class FA, VRN, 2.52%, (1-month LIBOR plus 0.50%), 2/25/38	5,928,942	5,970,076
FNMA, Series 2009-89, Class FD, VRN, 2.62%, (1-month LIBOR plus 0.60%), 5/25/36	1,053,508	1,066,211
FNMA, Series 2014-M12, Class ASV2, SEQ, VRN, 2.61%, 10/25/21	9,216,843	9,306,803
FNMA, Series 2016-11, Class FB, VRN, 2.78%, (1-month LIBOR plus 0.55%), 3/25/46	2,904,787	2,909,965
FNMA, Series 2016-M13, Class FA, VRN, 2.97%, (1-month LIBOR plus 0.67%), 11/25/23	1,517,752	1,516,900
FNMA, Series 2016-M2, Class FA, VRN, 3.02%, (1-month LIBOR plus 0.85%), 1/25/23	1,673,526	1,678,182
FNMA, Series 2017-M3, Class A2, SEQ, VRN, 2.57%, 12/25/26	9,000,000	9,196,880
GNMA, Series 2007-5, Class FA, VRN, 2.18%, (1-month LIBOR plus 0.14%), 2/20/37	589,264	586,283
GNMA, Series 2008-18, Class FH, VRN, 2.64%, (1-month LIBOR plus 0.60%), 2/20/38	1,102,447	1,105,145
GNMA, Series 2010-14, Class QF, VRN, 2.48%, (1-month LIBOR plus 0.45%), 2/16/40	3,074,370	3,086,913
GNMA, Series 2010-163, Class KC SEQ, 4.50%, 6/20/39	861,020	881,263
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $162,168,519)		165,436,989
U.S. GOVERNMENT AGENCY SECURITIES — 4.1%
Federal Home Loan Bank, 3.25%, 11/16/28	2,000,000	2,231,109
FNMA, 2.125%, 4/24/26	3,100,000	3,190,902
FNMA, 1.875%, 9/24/26	2,000,000	2,024,861

10

	Principal Amount/Shares	Value
FNMA, 6.625%, 11/15/30	$15,700,000	$23,017,742
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $26,826,731)		30,464,614
TEMPORARY CASH INVESTMENTS — 3.2%
Federal Home Loan Bank Discount Notes, 1.53%, 10/1/19(2)	23,683,000	23,683,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,219	1,219
TOTAL TEMPORARY CASH INVESTMENTS (Cost $23,684,219)		23,684,219
TOTAL INVESTMENT SECURITIES — 101.6% (Cost $732,504,153)		757,571,897
OTHER ASSETS AND LIABILITIES — (1.6)%		(11,839,512)
TOTAL NET ASSETS — 100.0%		$745,732,385

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	201	December 2019	$20,100,000	$26,192,812	$(218,140)
U.S. Treasury 10-Year Ultra Notes	6	December 2019	$600,000	854,437	1,393
U.S. Treasury 2-Year Notes	80	December 2019	$16,000,000	17,240,000	33,804
U.S. Treasury 5-Year Notes	134	December 2019	$13,400,000	15,965,891	55,603
U.S. Treasury Long Bonds	1	December 2019	$100,000	162,313	3,529
U.S. Treasury Ultra Bonds	2	December 2019	$200,000	383,813	9,496
				$60,799,266	$(114,315)

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $584,306.

(2)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

SEPTEMBER 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $732,504,153)	$757,571,897
Receivable for investments sold	27,409,304
Receivable for capital shares sold	963,112
Interest receivable	2,877,246
788,821,559

Liabilities
Payable for investments purchased	40,337,288
Payable for capital shares redeemed	2,316,900
Payable for variation margin on futures contracts	26,788
Accrued management fees	246,578
Distribution and service fees payable	14,384
Dividends payable	147,236
43,089,174

Net Assets	$745,732,385

Net Assets Consist of:
Capital paid in	$728,985,911
Distributable earnings	16,746,474
$745,732,385

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$439,107,373	39,090,749	$11.23
I Class	$39,651,539	3,534,034	$11.22
A Class	$56,629,414	5,041,897	$11.23*
C Class	$1,642,064	146,262	$11.23
R Class	$2,847,489	253,614	$11.23
R5 Class	$205,854,506	18,330,432	$11.23
*Maximum offering price $11.76 (net asset value divided by 0.955).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$9,910,391

Expenses:
Management fees	1,480,632
Distribution and service fees:
A Class	74,694
C Class	8,763
R Class	6,339
Trustees' fees and expenses	27,028
Other expenses	7,432
1,604,888

Net investment income (loss)	8,305,503

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,581,340
Futures contract transactions	2,798,512
6,379,852

Change in net unrealized appreciation (depreciation) on:
Investments	18,239,902
Futures contracts	(679,325)
17,560,577

Net realized and unrealized gain (loss)	23,940,429

Net Increase (Decrease) in Net Assets Resulting from Operations	$32,245,932

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED) AND YEAR ENDED MARCH 31, 2019
Increase (Decrease) in Net Assets	September 30, 2019	March 31, 2019
Operations
Net investment income (loss)	$8,305,503	$16,771,780
Net realized gain (loss)	6,379,852	741,703
Change in net unrealized appreciation (depreciation)	17,560,577	10,036,966
Net increase (decrease) in net assets resulting from operations	32,245,932	27,550,449

Distributions to Shareholders
From earnings:
Investor Class	(5,483,321)	(11,541,082)
I Class	(436,719)	(277,166)
A Class	(677,156)	(1,370,763)
C Class	(13,343)	(66,877)
R Class	(25,489)	(61,046)
R5 Class	(2,686,880)	(5,572,101)
Decrease in net assets from distributions	(9,322,908)	(18,889,035)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	3,168,380	(42,706,744)

Net increase (decrease) in net assets	26,091,404	(34,045,330)

Net Assets
Beginning of period	719,640,981	753,686,311
End of period	$745,732,385	$719,640,981

See Notes to Financial Statements.

14

Notes to Financial Statements

SEPTEMBER 30, 2019 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Government Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

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Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment

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Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2019 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.1500% to 0.2100%	0.36%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%
R Class		0.2500% to 0.3100%	0.46%
R5 Class		0.0500% to 0.1100%	0.26%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2019 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2019 were $313,886,912 and $300,265,427, respectively, all of which are U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2019		Year ended March 31, 2019
	Shares	Amount	Shares	Amount
Investor Class
Sold	4,050,088	$44,767,318	9,092,541	$97,109,886
Issued in reinvestment of distributions	459,989	5,101,704	1,008,294	10,766,677
Redeemed	(6,720,378)	(73,843,807)	(12,850,398)	(136,985,855)
	(2,210,301)	(23,974,785)	(2,749,563)	(29,109,292)
I Class
Sold	2,659,038	28,978,250	1,074,389	11,458,146
Issued in reinvestment of distributions	39,278	435,949	25,140	268,319
Redeemed	(457,729)	(5,030,546)	(368,356)	(3,920,829)
	2,240,587	24,383,653	731,173	7,805,636
A Class
Sold	905,669	9,977,840	3,511,615	37,373,387
Issued in reinvestment of distributions	37,996	421,402	65,698	701,521
Redeemed	(1,319,393)	(14,636,002)	(4,359,113)	(46,418,379)
	(375,728)	(4,236,760)	(781,800)	(8,343,471)
C Class
Sold	25,698	286,627	56,652	605,142
Issued in reinvestment of distributions	1,093	12,093	5,971	63,688
Redeemed	(71,770)	(789,407)	(294,656)	(3,162,823)
	(44,979)	(490,687)	(232,033)	(2,493,993)
R Class
Sold	70,108	780,029	76,478	817,133
Issued in reinvestment of distributions	1,911	21,191	4,536	48,388
Redeemed	(38,481)	(425,066)	(154,834)	(1,656,328)
	33,538	376,154	(73,820)	(790,807)
R5 Class
Sold	2,799,707	30,956,404	6,131,588	65,376,958
Issued in reinvestment of distributions	207,908	2,305,702	448,141	4,783,322
Redeemed	(2,372,469)	(26,151,301)	(7,478,888)	(79,935,097)
	635,146	7,110,805	(899,159)	(9,774,817)
Net increase (decrease)	278,263	$3,168,380	(4,005,202)	$(42,706,744)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

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•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$311,448,224	—
U.S. Treasury Securities and Equivalents	—	226,537,851	—
Collateralized Mortgage Obligations	—	165,436,989	—
U.S. Government Agency Securities	—	30,464,614	—
Temporary Cash Investments	$1,219	23,683,000	—
	$1,219	$757,570,678	—

Other Financial Instruments
Futures Contracts	$103,825	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$218,140	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $82,350,000 futures contracts purchased and $1,550,000 futures contracts sold.

The value of interest rate risk derivative instruments as of September 30, 2019, is disclosed on the Statement of Assets and Liabilities as a liability of $26,788 in payable for variation margin on futures contracts*. For the six months ended September 30, 2019, the effect of interest rate risk derivative instruments on the Statement of Operations was $2,798,512 in net realized gain (loss) on futures contract transactions and $(679,325) in change in net unrealized appreciation (depreciation) on futures contracts.

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$732,785,206
Gross tax appreciation of investments	$26,328,457
Gross tax depreciation of investments	(1,541,766)
Net tax appreciation (depreciation) of investments	$24,786,691

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2019, the fund had accumulated short-term capital losses of $(8,580,682) and accumulated long-term capital losses of $(3,793,992), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$10.89	0.12	0.36	0.48	(0.14)	—	(0.14)	$11.23	4.42%	0.47%(4)	2.25%(4)	43%	$439,107
2019	$10.75	0.24	0.17	0.41	(0.27)	—	(0.27)	$10.89	3.93%	0.47%	2.28%	157%	$449,565
2018	$10.95	0.20	(0.16)	0.04	(0.24)	—	(0.24)	$10.75	0.34%	0.47%	1.85%	160%	$473,495
2017	$11.32	0.17	(0.29)	(0.12)	(0.21)	(0.04)	(0.25)	$10.95	(1.10)%	0.47%	1.52%	206%	$591,709
2016	$11.30	0.16	0.05	0.21	(0.19)	—	(0.19)	$11.32	1.89%	0.47%	1.41%	280%	$669,187
2015	$10.99	0.16	0.33	0.49	(0.18)	—	(0.18)	$11.30	4.54%	0.47%	1.39%	270%	$747,496
I Class
2019(3)	$10.87	0.13	0.36	0.49	(0.14)	—	(0.14)	$11.22	4.58%	0.37%(4)	2.35%(4)	43%	$39,652
2019	$10.74	0.26	0.15	0.41	(0.28)	—	(0.28)	$10.87	3.94%	0.37%	2.38%	157%	$14,065
2018(5)	$10.96	0.21	(0.19)	0.02	(0.24)	—	(0.24)	$10.74	0.20%	0.37%(4)	2.00%(4)	160%(6)	$6,039
A Class
2019(3)	$10.88	0.11	0.37	0.48	(0.13)	—	(0.13)	$11.23	4.39%	0.72%(4)	2.00%(4)	43%	$56,629
2019	$10.75	0.22	0.16	0.38	(0.25)	—	(0.25)	$10.88	3.58%	0.72%	2.03%	157%	$58,964
2018	$10.95	0.18	(0.17)	0.01	(0.21)	—	(0.21)	$10.75	0.09%	0.72%	1.60%	160%	$66,630
2017	$11.31	0.14	(0.28)	(0.14)	(0.18)	(0.04)	(0.22)	$10.95	(1.26)%	0.72%	1.27%	206%	$95,637
2016	$11.29	0.13	0.05	0.18	(0.16)	—	(0.16)	$11.31	1.64%	0.72%	1.16%	280%	$111,920
2015	$10.99	0.13	0.33	0.46	(0.16)	—	(0.16)	$11.29	4.18%	0.72%	1.14%	270%	$139,772

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2019(3)	$10.88	0.07	0.36	0.43	(0.08)	—	(0.08)	$11.23	4.00%	1.47%(4)	1.25%(4)	43%	$1,642
2019	$10.74	0.14	0.17	0.31	(0.17)	—	(0.17)	$10.88	2.90%	1.47%	1.28%	157%	$2,080
2018	$10.95	0.10	(0.18)	(0.08)	(0.13)	—	(0.13)	$10.74	(0.75)%	1.47%	0.85%	160%	$4,547
2017	$11.31	0.06	(0.28)	(0.22)	(0.10)	(0.04)	(0.14)	$10.95	(2.00)%	1.47%	0.52%	206%	$3,359
2016	$11.29	0.05	0.05	0.10	(0.08)	—	(0.08)	$11.31	0.88%	1.47%	0.41%	280%	$4,473
2015	$10.99	0.04	0.33	0.37	(0.07)	—	(0.07)	$11.29	3.41%	1.47%	0.39%	270%	$3,590
R Class
2019(3)	$10.88	0.10	0.36	0.46	(0.11)	—	(0.11)	$11.23	4.26%	0.97%(4)	1.75%(4)	43%	$2,847
2019	$10.74	0.19	0.17	0.36	(0.22)	—	(0.22)	$10.88	3.42%	0.97%	1.78%	157%	$2,394
2018	$10.95	0.15	(0.18)	(0.03)	(0.18)	—	(0.18)	$10.74	(0.25)%	0.97%	1.35%	160%	$3,158
2017	$11.31	0.11	(0.28)	(0.17)	(0.15)	(0.04)	(0.19)	$10.95	(1.51)%	0.97%	1.02%	206%	$3,362
2016	$11.29	0.10	0.05	0.15	(0.13)	—	(0.13)	$11.31	1.39%	0.97%	0.91%	280%	$3,073
2015	$10.99	0.10	0.33	0.43	(0.13)	—	(0.13)	$11.29	3.92%	0.97%	0.89%	270%	$3,462
R5 Class
2019(3)	$10.88	0.13	0.37	0.50	(0.15)	—	(0.15)	$11.23	4.62%	0.27%(4)	2.45%(4)	43%	$205,855
2019	$10.75	0.26	0.17	0.43	(0.30)	—	(0.30)	$10.88	4.04%	0.27%	2.48%	157%	$192,572
2018	$10.95	0.23	(0.17)	0.06	(0.26)	—	(0.26)	$10.75	0.54%	0.27%	2.05%	160%	$199,819
2017	$11.31	0.19	(0.28)	(0.09)	(0.23)	(0.04)	(0.27)	$10.95	(0.82)%	0.27%	1.72%	206%	$192,380
2016	$11.29	0.18	0.05	0.23	(0.21)	—	(0.21)	$11.31	2.10%	0.27%	1.61%	280%	$315,881
2015	$10.99	0.18	0.33	0.51	(0.21)	—	(0.21)	$11.29	4.65%	0.27%	1.59%	270%	$223,807

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2019 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through March 31, 2018.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2019, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund’s service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor’s other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor

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regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and ten-year periods and below its benchmark for the five-year period reviewed by the

25

Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The

26

Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

27

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

28

Notes

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90810 1911

Semiannual Report

September 30, 2019

Inflation-Adjusted Bond Fund
Investor Class (ACITX)
I Class (AIAHX)
Y Class (AIAYX)
A Class (AIAVX)
C Class (AINOX)
R Class (AIARX)
R5 Class (AIANX)
R6 Class (AIADX)
G Class (AINGX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Federal Reserve’s Policy Pivot Promoted Stock, Bond Gains

U.S. stocks and bonds advanced for the six-month period, and the typically uncorrelated asset classes delivered similar returns. Stocks, as measured by the S&P 500 Index, gained 6.08%, while bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 5.42%.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the period’s gains. In early 2019, the Fed abruptly ended its three-year rate-hike campaign and adopted a dovish tone amid weaker global growth and inflation. In light of anticipated Fed support, stock investors generally overlooked moderating economic and earnings data and trade policy uncertainty. Meanwhile, as economic data continued to slow, U.S. Treasury yields continued to fall. Muted inflation and the dovish Fed also helped drive down yields. By July, concerns about global economic risks prompted the Fed to cut short-term interest rates for the first time in 10 years. And with those global risks still looming, the Fed cut rates again in September.

Within the broad U.S. equity universe, large-cap stocks generally outperformed mid- and small-cap stocks, according to the Russell U.S. Indexes. Large- and mid-cap stocks posted gains, while small-cap stocks declined slightly. Growth stocks retained an edge over value stocks within the mid- and large-cap segments, but they declined and lagged value stocks in the small-cap universe. Within the fixed-income market, investment-grade corporate bonds and longer-maturity Treasuries were top performers. According to Bloomberg, the yield on the 10-year Treasury note plunged from 2.41% at the end of March to 1.66% six months later, which helped fuel broad bond market gains.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, U.S.-China trade policy developments, central bank policy and geopolitical forces. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

SEPTEMBER 30, 2019
Portfolio at a Glance
Average Duration (effective)	7.8 years
Weighted Average Life to Maturity	8.2 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	85.8%
Commercial Mortgage-Backed Securities	2.9%
Collateralized Mortgage Obligations	2.5%
Asset-Backed Securities	1.4%
Collateralized Loan Obligations	0.4%
Corporate Bonds	0.1%
Temporary Cash Investments	8.1%
Other Assets and Liabilities	(1.2)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period(1) 4/1/19 - 9/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,039.90	$2.40	0.47%
I Class	$1,000	$1,040.40	$1.89	0.37%
Y Class	$1,000	$1,040.90	$1.38	0.27%
A Class	$1,000	$1,037.90	$3.67	0.72%
C Class	$1,000	$1,034.30	$7.48	1.47%
R Class	$1,000	$1,037.40	$4.94	0.97%
R5 Class	$1,000	$1,040.90	$1.38	0.27%
R6 Class	$1,000	$1,041.20	$1.12	0.22%
G Class	$1,000	$1,042.10	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,022.65	$2.38	0.47%
I Class	$1,000	$1,023.15	$1.87	0.37%
Y Class	$1,000	$1,023.65	$1.37	0.27%
A Class	$1,000	$1,021.40	$3.64	0.72%
C Class	$1,000	$1,017.65	$7.42	1.47%
R Class	$1,000	$1,020.15	$4.90	0.97%
R5 Class	$1,000	$1,023.65	$1.37	0.27%
R6 Class	$1,000	$1,023.90	$1.11	0.22%
G Class	$1,000	$1,024.95	$0.05	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

SEPTEMBER 30, 2019 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES — 85.8%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	$69,535,198	$77,483,036
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	121,449,165	135,027,268
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	76,749,688	88,769,572
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	66,796,363	75,203,829
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	48,757,132	62,669,280
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	29,907,766	36,191,500
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29	30,121,703	40,469,901
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	24,358,471	32,476,195
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	30,579,021	41,139,604
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	74,742,313	79,221,241
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	50,452,552	51,855,394
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	93,211,510	111,917,181
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	48,703,332	51,303,457
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	25,296,544	27,538,961
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/48	8,531,690	9,596,926
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/49	13,713,755	15,536,041
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	26,338,193	26,429,496
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	22,192,275	21,963,614
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	169,981,821	168,452,961
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22	5,275,000	5,224,376
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	241,206,350	239,369,964
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23(1)	96,689,250	97,341,300
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	112,159,200	114,008,484
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	48,948,462	48,960,512
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	90,689,690	91,021,640
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	58,640,064	59,496,949
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	90,270,444	92,683,968
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	13,914,940	13,904,848
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	1,062,150	1,075,776
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	21,501,630	21,878,630
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	25,743,960	26,384,798
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28	35,263,485	37,093,873
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	59,950,490	63,762,286
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	87,164,176	88,155,987
TOTAL U.S. TREASURY SECURITIES (Cost $2,026,672,175)		2,153,608,848
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.9%
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	7,100,000	7,707,213
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	8,000,000	8,557,782
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/10/48	6,575,000	6,948,874

	Principal Amount	Value
Commercial Mortgage Trust, Series 2015-LC21, Class AM, VRN, 4.04%, 7/10/48	$4,500,000	$4,859,969
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(2)	7,165,000	7,390,293
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	5,000,000	5,344,710
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	5,700,000	5,894,318
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	6,600,000	6,821,393
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	5,000,000	5,321,315
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	6,500,000	6,845,917
UBS Commercial Mortgage Trust, Series 2019-C17, Class AS, 3.20%, 10/15/52(3)	7,279,000	7,503,057
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $70,694,720)		73,194,841
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.5%
Private Sponsor Collateralized Mortgage Obligations — 1.0%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	333,081	339,242
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	492,653	526,548
Cendant Mort Capital LLC, Series 2003-6, Class A3, 5.25%, 7/25/33	1,135,609	1,149,245
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.55%, (1-year H15T1Y plus 2.15%), 9/25/35	407,102	418,860
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	1,078,174	1,106,671
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	6,285,000	6,516,291
Sequoia Mortgage Trust, Series 2014-3, Class A14, SEQ, VRN, 3.00%, 10/25/44(2)	1,693,705	1,699,752
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(2)	3,547,899	3,652,346
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.76%, (1-month LIBOR plus 0.74%), 9/25/44	1,108,651	1,115,293
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	659,628	678,520
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.96%, 6/25/35	2,029,556	2,059,443
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 4.97%, 6/25/35	3,839,498	4,031,521
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 6/20/44(2)	816,122	825,649
		24,119,381
U.S. Government Agency Collateralized Mortgage Obligations — 1.5%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.27%, (1-month LIBOR plus 3.25%), 5/25/25	4,900,000	5,150,607
FHLMC, Series K088, Class A2 SEQ, 3.69%, 1/25/29	27,300,000	30,683,081
FNMA, Series 2014-C02, Class 1M2, VRN, 4.62%, (1-month LIBOR plus 2.60%), 5/25/24	2,259,011	2,357,141
		38,190,829
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $59,188,632)		62,310,210

	Principal Amount/Shares	Value
ASSET-BACKED SECURITIES — 1.4%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	$3,041,613	$3,070,382
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	2,060,911	2,053,077
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(2)	1,468,631	1,466,016
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(2)	1,354,427	1,352,514
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(2)	11,492,775	11,805,553
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(2)	703,866	703,648
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(2)	5,000,000	5,063,881
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(2)	3,673,083	3,729,547
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(2)	6,028,415	6,025,053
TOTAL ASSET-BACKED SECURITIES (Cost $34,848,585)		35,269,671
COLLATERALIZED LOAN OBLIGATIONS — 0.4%
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.28%, (3-month LIBOR plus 0.96%), 4/16/31(2)	5,250,000	5,184,459
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 3.35%, (3-month LIBOR plus 1.07%), 10/20/28(2)	4,500,000	4,508,228
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $9,750,000)		9,692,687
CORPORATE BONDS — 0.1%
Diversified Consumer Services†
Leland Stanford Junior University (The), 3.46%, 5/1/47	490,000	548,578
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA, 5.125%, 1/15/28(2)	3,000,000	3,139,050
TOTAL CORPORATE BONDS (Cost $3,490,000)		3,687,628
TEMPORARY CASH INVESTMENTS — 8.1%
Bennington Stark Capital Co. LLC, 1.99%, 10/1/19(2)(4)	31,275,000	31,273,223
Chariot Funding LLC, 1.99%, 10/1/19(2)(4)	50,000,000	49,997,260
Credit Agricole Corporate and Investment Bank, 1.89%, 10/1/19(2)(4)	53,166,000	53,162,891
Crown Point Capital Co. LLC, 1.99%, 10/1/19(2)(4)	68,339,000	68,335,283
State Street Institutional U.S. Government Money Market Fund, Premier Class	835,059	835,059
TOTAL TEMPORARY CASH INVESTMENTS (Cost $203,615,059)		203,603,716
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $2,408,259,171)		2,541,367,601
OTHER ASSETS AND LIABILITIES — (1.2)%		(31,085,770)
TOTAL NET ASSETS — 100.0%		$2,510,281,831

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	112,400	USD	124,518	JPMorgan Chase Bank N.A.	12/18/19	$(1,278)
USD	1,086,016	MXN	21,578,268	Morgan Stanley	12/18/19	5,883
						$4,605

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	1,818	December 2019	$363,600,000	$391,779,000	$(1,112,827)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 32	Buy	(1.00)%	6/20/24	$125,000,000	$(1,912,567)	$(759,402)	$(2,671,969)

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.86%	6/20/29	$25,000,000	$(753)	$(323,300)	$(324,053)
CPURNSA	Receive	1.98%	8/1/29	$32,000,000	(832)	(837,992)	(838,824)
					$(1,585)	$(1,161,292)	$(1,162,877)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.66%	12/4/19	$5,000,000	$(569,053)
Bank of America N.A.	CPURNSA	Receive	2.62%	3/18/20	$50,000,000	(5,537,996)
Bank of America N.A.	CPURNSA	Receive	1.41%	8/27/20	$12,800,000	215,967
Bank of America N.A.	CPURNSA	Receive	2.67%	4/1/22	$4,500,000	(658,009)
Bank of America N.A.	CPURNSA	Receive	2.53%	8/19/24	$11,000,000	(1,237,376)
Barclays Bank plc	CPURNSA	Receive	1.71%	2/5/20	$39,000,000	(187,216)
Barclays Bank plc	CPURNSA	Receive	2.59%	7/23/24	$16,300,000	(1,943,071)
Barclays Bank plc	CPURNSA	Receive	2.36%	9/29/24	$10,000,000	(922,648)
Barclays Bank plc	CPURNSA	Receive	2.31%	9/30/24	$15,000,000	(1,290,748)
Barclays Bank plc	CPURNSA	Receive	2.90%	12/21/27	$19,200,000	(6,252,081)
Barclays Bank plc	CPURNSA	Receive	2.78%	7/2/44	$15,000,000	(6,289,222)
						$(24,671,453)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MXN	-	Mexican Peso
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

† Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $30,681,610.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $270,954,396, which represented 10.8% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,408,259,171)	$2,541,367,601
Receivable for capital shares sold	1,791,680
Unrealized appreciation on forward foreign currency exchange contracts	5,883
Swap agreements, at value	215,967
Interest receivable	5,022,641
2,548,403,772

Liabilities
Payable for investments purchased	7,506,431
Payable for capital shares redeemed	4,694,458
Payable for variation margin on futures contracts	56,813
Payable for variation margin on swap agreements	283,945
Unrealized depreciation on forward foreign currency exchange contracts	1,278
Swap agreements, at value	24,887,420
Accrued management fees	641,404
Distribution and service fees payable	50,192
38,121,941

Net Assets	$2,510,281,831

Net Assets Consist of:
Capital paid in	$2,399,646,110
Distributable earnings	110,635,721
$2,510,281,831

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,022,852,674	86,990,943	$11.76
I Class	$198,863,545	16,931,611	$11.75
Y Class	$25,998,918	2,212,926	$11.75
A Class	$148,888,031	12,699,661	$11.72*
C Class	$9,739,949	830,570	$11.73
R Class	$26,051,513	2,212,386	$11.78
R5 Class	$310,719,915	26,443,917	$11.75
R6 Class	$255,752,416	21,774,105	$11.75
G Class	$511,414,870	43,490,091	$11.76
*Maximum offering price $12.27 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$55,559,813

Expenses:
Management fees	4,499,060
Distribution and service fees:
A Class	191,510
C Class	53,447
R Class	66,041
Trustees' fees and expenses	94,479
Other expenses	6,950
4,911,487
Fees waived - G Class	(560,550)
4,350,937

Net investment income (loss)	51,208,876

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	6,958,697
Forward foreign currency exchange contract transactions	(29,729)
Futures contract transactions	933,331
Swap agreement transactions	(306,572)
Foreign currency translation transactions	5,856
7,561,583

Change in net unrealized appreciation (depreciation) on:
Investments	50,378,423
Forward foreign currency exchange contracts	9,680
Futures contracts	(1,033,987)
Swap agreements	(6,882,258)
Translation of assets and liabilities in foreign currencies	(1,928)
42,469,930

Net realized and unrealized gain (loss)	50,031,513

Net Increase (Decrease) in Net Assets Resulting from Operations	$101,240,389

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED) AND YEAR ENDED MARCH 31, 2019
Increase (Decrease) in Net Assets	September 30, 2019	March 31, 2019
Operations
Net investment income (loss)	$51,208,876	$63,169,301
Net realized gain (loss)	7,561,583	(37,606,523)
Change in net unrealized appreciation (depreciation)	42,469,930	14,006,416
Net increase (decrease) in net assets resulting from operations	101,240,389	39,569,194

Distributions to Shareholders
From earnings:
Investor Class	(7,487,887)	(34,069,357)
I Class	(1,402,067)	(8,450,282)
Y Class	(161,735)	(159,420)
A Class	(918,908)	(4,812,722)
C Class	(27,447)	(253,001)
R Class	(123,751)	(643,892)
R5 Class	(2,506,371)	(12,228,621)
R6 Class	(2,113,448)	(5,300,490)
G Class	(4,798,582)	(19,437,566)
Decrease in net assets from distributions	(19,540,196)	(85,355,351)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(124,514,951)	(461,708,343)

Net increase (decrease) in net assets	(42,814,758)	(507,494,500)

Net Assets
Beginning of period	2,553,096,589	3,060,591,089
End of period	$2,510,281,831	$2,553,096,589

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2019 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Inflation-Adjusted Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to provide total return and inflation protection consistent with investment in inflation-indexed securities.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 30% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2019 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.1500% to 0.2100%	0.36%
Y Class		0.0500% to 0.1100%	0.26%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%
R Class		0.2500% to 0.3100%	0.46%
R5 Class		0.0500% to 0.1100%	0.26%
R6 Class		0.0000% to 0.0600%	0.21%
G Class		0.0000% to 0.0600%	0.00%(1)
(1) Effective annual management fee before waiver was 0.21%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2019 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2019 totaled $232,841,087, of which $225,343,724 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2019 totaled $469,690,743, of which $412,595,250 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2019		Year ended March 31, 2019
	Shares	Amount	Shares	Amount
Investor Class
Sold	4,104,642	$47,709,597	14,317,316	$162,060,702
Issued in reinvestment of distributions	635,848	7,324,969	2,983,655	33,390,811
Redeemed	(14,479,050)	(167,204,695)	(35,608,642)	(402,482,886)
	(9,738,560)	(112,170,129)	(18,307,671)	(207,031,373)
I Class
Sold	6,823,874	78,135,115	11,530,294	131,772,224
Issued in reinvestment of distributions	98,562	1,134,447	625,361	7,032,917
Redeemed	(3,158,377)	(36,529,796)	(24,470,524)	(276,384,891)
	3,764,059	42,739,766	(12,314,869)	(137,579,750)
Y Class
Sold	1,022,915	11,832,309	1,182,603	13,310,186
Issued in reinvestment of distributions	14,052	161,735	14,426	159,420
Redeemed	(36,944)	(428,112)	(33,191)	(371,165)
	1,000,023	11,565,932	1,163,838	13,098,441
A Class
Sold	2,496,452	28,809,065	5,075,108	57,218,565
Issued in reinvestment of distributions	48,271	555,119	298,880	3,343,200
Redeemed	(3,375,027)	(39,009,785)	(9,670,090)	(108,653,724)
	(830,304)	(9,645,601)	(4,296,102)	(48,091,959)
C Class
Sold	22,558	259,641	230,478	2,615,958
Issued in reinvestment of distributions	1,914	22,073	17,641	197,791
Redeemed	(197,787)	(2,290,850)	(519,259)	(5,842,453)
	(173,315)	(2,009,136)	(271,140)	(3,028,704)
R Class
Sold	461,381	5,374,872	922,526	10,452,601
Issued in reinvestment of distributions	9,789	113,166	51,873	582,668
Redeemed	(603,543)	(7,021,136)	(967,868)	(10,935,149)
	(132,373)	(1,533,098)	6,531	100,120
R5 Class
Sold	3,693,178	42,916,704	8,611,592	97,143,025
Issued in reinvestment of distributions	196,987	2,267,322	1,014,155	11,346,831
Redeemed	(6,262,882)	(72,508,113)	(19,497,568)	(219,581,481)
	(2,372,717)	(27,324,087)	(9,871,821)	(111,091,625)
R6 Class
Sold	4,459,522	51,744,541	15,438,634	174,046,202
Issued in reinvestment of distributions	158,497	1,822,716	447,142	4,977,221
Redeemed	(3,813,991)	(44,306,277)	(4,229,430)	(47,352,246)
	804,028	9,260,980	11,656,346	131,671,177

	Six months ended September 30, 2019		Year ended March 31, 2019
	Shares	Amount	Shares	Amount
G Class
Sold	751,697	$8,676,363	1,753,919	$19,584,411
Issued in reinvestment of distributions	416,905	4,798,582	1,737,806	19,437,566
Redeemed	(4,185,303)	(48,874,523)	(12,412,260)	(138,776,647)
	(3,016,701)	(35,399,578)	(8,920,535)	(99,754,670)
Net increase (decrease)	(10,695,860)	$(124,514,951)	(41,155,423)	$(461,708,343)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$2,153,608,848	—
Commercial Mortgage-Backed Securities	—	73,194,841	—
Collateralized Mortgage Obligations	—	62,310,210	—
Asset-Backed Securities	—	35,269,671	—
Collateralized Loan Obligations	—	9,692,687	—
Corporate Bonds	—	3,687,628	—
Temporary Cash Investments	$835,059	202,768,657	—
	$835,059	$2,540,532,542	—
Other Financial Instruments
Swap Agreements	—	$215,967	—
Forward Foreign Currency Exchange Contracts	—	5,883	—
	—	$221,850	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,112,827	—	—
Swap Agreements	—	$28,722,266	—
Forward Foreign Currency Exchange Contracts	—	1,278	—
	$1,112,827	$28,723,544	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $125,000,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $1,641,362.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $447,266,667 futures contracts purchased and $50,875,000 futures contracts sold.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $230,466,667.

Value of Derivative Instruments as of September 30, 2019

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$113,785
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$5,883	Unrealized depreciation on forward foreign currency exchange contracts	1,278
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	56,813
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	170,160
Other Contracts	Swap agreements	215,967	Swap agreements	24,887,420
		$221,850		$25,229,456

* Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2019

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(306,572)	Change in net unrealized appreciation (depreciation) on swap agreements	$(759,402)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(29,729)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	9,680
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	933,331	Change in net unrealized appreciation (depreciation) on futures contracts	(1,033,987)
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(6,122,856)
		$597,030		$(7,906,565)

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,409,650,269
Gross tax appreciation of investments	$138,431,721
Gross tax depreciation of investments	(6,714,389)
Net tax appreciation (depreciation) of investments	$131,717,332

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2019, the fund had accumulated short-term capital losses of $(23,265,661) and accumulated long-term capital losses of $(24,296,287), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$11.39	0.23	0.22	0.45	(0.08)	—	(0.08)	$11.76	3.99%	0.47%(4)	3.90%(4)	9%	$1,022,853
2019	$11.54	0.24	(0.06)	0.18	(0.33)	—	(0.33)	$11.39	1.63%	0.47%	2.17%	21%	$1,101,609
2018	$11.70	0.27	(0.18)	0.09	(0.25)	—	(0.25)	$11.54	0.80%	0.47%	2.34%	23%	$1,326,980
2017	$11.76	0.28	(0.09)	0.19	(0.23)	(0.02)	(0.25)	$11.70	1.57%	0.47%	2.42%	21%	$1,702,008
2016	$11.76	0.20	(0.09)	0.11	(0.11)	—	(0.11)	$11.76	0.98%	0.47%	1.69%	14%	$1,496,429
2015	$11.73	0.08	0.17	0.25	(0.18)	(0.04)	(0.22)	$11.76	2.14%	0.47%	0.61%	18%	$1,813,395
I Class
2019(3)	$11.38	0.23	0.23	0.46	(0.09)	—	(0.09)	$11.75	4.04%	0.37%(4)	4.00%(4)	9%	$198,864
2019	$11.53	0.29	(0.10)	0.19	(0.34)	—	(0.34)	$11.38	1.73%	0.37%	2.27%	21%	$149,791
2018(5)	$11.69	0.29	(0.19)	0.10	(0.26)	—	(0.26)	$11.53	0.87%	0.37%(4)	2.55%(4)	23%(6)	$293,697
Y Class
2019(3)	$11.38	0.22	0.24	0.46	(0.09)	—	(0.09)	$11.75	4.09%	0.27%(4)	4.10%(4)	9%	$25,999
2019	$11.53	0.25	(0.05)	0.20	(0.35)	—	(0.35)	$11.38	1.83%	0.27%	2.37%	21%	$13,802
2018(5)	$11.69	0.30	(0.19)	0.11	(0.27)	—	(0.27)	$11.53	0.95%	0.27%(4)	2.64%(4)	23%(6)	$566

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$11.36	0.21	0.22	0.43	(0.07)	—	(0.07)	$11.72	3.79%	0.72%(4)	3.65%(4)	9%	$148,888
2019	$11.50	0.22	(0.06)	0.16	(0.30)	—	(0.30)	$11.36	1.46%	0.72%	1.92%	21%	$153,652
2018	$11.67	0.24	(0.19)	0.05	(0.22)	—	(0.22)	$11.50	0.46%	0.72%	2.09%	23%	$205,059
2017	$11.73	0.25	(0.09)	0.16	(0.20)	(0.02)	(0.22)	$11.67	1.32%	0.72%	2.17%	21%	$288,058
2016	$11.73	0.18	(0.10)	0.08	(0.08)	—	(0.08)	$11.73	0.73%	0.72%	1.44%	14%	$193,664
2015	$11.69	0.08	0.13	0.21	(0.13)	(0.04)	(0.17)	$11.73	1.83%	0.72%	0.36%	18%	$243,242
C Class
2019(3)	$11.36	0.17	0.23	0.40	(0.03)	—	(0.03)	$11.73	3.43%	1.47%(4)	2.90%(4)	9%	$9,740
2019	$11.51	0.14	(0.07)	0.07	(0.22)	—	(0.22)	$11.36	0.70%	1.47%	1.17%	21%	$11,407
2018	$11.68	0.16	(0.19)	(0.03)	(0.14)	—	(0.14)	$11.51	(0.29)%	1.47%	1.34%	23%	$14,674
2017	$11.74	0.17	(0.10)	0.07	(0.11)	(0.02)	(0.13)	$11.68	0.55%	1.47%	1.42%	21%	$15,972
2016	$11.76	0.08	(0.09)	(0.01)	(0.01)	—	(0.01)	$11.74	(0.05)%	1.47%	0.69%	14%	$16,558
2015	$11.68	(0.03)	0.17	0.14	(0.02)	(0.04)	(0.06)	$11.76	1.21%	1.47%	(0.39)%	18%	$20,716
R Class
2019(3)	$11.41	0.20	0.23	0.43	(0.06)	—	(0.06)	$11.78	3.74%	0.97%(4)	3.40%(4)	9%	$26,052
2019	$11.55	0.17	(0.04)	0.13	(0.27)	—	(0.27)	$11.41	1.20%	0.97%	1.67%	21%	$26,748
2018	$11.72	0.22	(0.20)	0.02	(0.19)	—	(0.19)	$11.55	0.21%	0.97%	1.84%	23%	$27,016
2017	$11.78	0.22	(0.09)	0.13	(0.17)	(0.02)	(0.19)	$11.72	1.06%	0.97%	1.92%	21%	$26,920
2016	$11.78	0.13	(0.08)	0.05	(0.05)	—	(0.05)	$11.78	0.48%	0.97%	1.19%	14%	$17,695
2015	$11.72	0.02	0.17	0.19	(0.09)	(0.04)	(0.13)	$11.78	1.60%	0.97%	0.11%	18%	$18,228

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2019(3)	$11.38	0.24	0.22	0.46	(0.09)	—	(0.09)	$11.75	4.09%	0.27%(4)	4.10%(4)	9%	$310,720
2019	$11.53	0.28	(0.08)	0.20	(0.35)	—	(0.35)	$11.38	1.83%	0.27%	2.37%	21%	$327,939
2018	$11.69	0.29	(0.17)	0.12	(0.28)	—	(0.28)	$11.53	0.92%	0.27%	2.54%	23%	$445,988
2017	$11.76	0.31	(0.11)	0.20	(0.25)	(0.02)	(0.27)	$11.69	1.78%	0.27%	2.62%	21%	$1,206,044
2016	$11.76	0.21	(0.08)	0.13	(0.13)	—	(0.13)	$11.76	1.19%	0.27%	1.89%	14%	$1,147,155
2015	$11.74	0.07	0.21	0.28	(0.22)	(0.04)	(0.26)	$11.76	2.37%	0.27%	0.81%	18%	$1,065,257
R6 Class
2019(3)	$11.38	0.24	0.23	0.47	(0.10)	—	(0.10)	$11.75	4.12%	0.22%(4)	4.15%(4)	9%	$255,752
2019	$11.52	0.26	(0.04)	0.22	(0.36)	—	(0.36)	$11.38	1.98%	0.22%	2.42%	21%	$238,545
2018(7)	$11.55	0.20	(0.11)	0.09	(0.12)	—	(0.12)	$11.52	0.74%	0.22%(4)	2.56%(4)	23%(6)	$107,331
G Class
2019(3)	$11.39	0.25	0.23	0.48	(0.11)	—	(0.11)	$11.76	4.21%	0.01%(4)(8)	4.36%(4)(8)	9%	$511,415
2019	$11.53	0.30	(0.06)	0.24	(0.38)	—	(0.38)	$11.39	2.19%	0.01%(9)	2.63%(9)	21%	$529,604
2018(7)	$11.55	0.22	(0.12)	0.10	(0.12)	—	(0.12)	$11.53	0.88%	0.01%(4)(10)	2.80%(4)(10)	23%(6)	$639,280

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2019 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through March 31, 2018.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

(7)	July 28, 2017 (commencement of sale) through March 31, 2018.

(8)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.22% and 4.15%, respectively.

(9)	The ratio of operating expenses to average net assets before expense waiver and the ratio of net investment income (loss) to average net assets before expense waiver was 0.22% and 2.42%, respectively.

(10)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.22% and 2.59%, respectively.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2019, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund’s service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor’s other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor

27

regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the three- and ten-year periods and below its benchmark for the one- and five-year periods reviewed

28

by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board

29

concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

30

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90811 1911

Semiannual Report

September 30, 2019

Short-Term Government Fund
Investor Class (TWUSX)
I Class (ASGHX)
A Class (TWAVX)
C Class (TWACX)
R Class (TWARX)
R5 Class (TWUOX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Federal Reserve’s Policy Pivot Promoted Stock, Bond Gains

U.S. stocks and bonds advanced for the six-month period, and the typically uncorrelated asset classes delivered similar returns. Stocks, as measured by the S&P 500 Index, gained 6.08%, while bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 5.42%.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the period’s gains. In early 2019, the Fed abruptly ended its three-year rate-hike campaign and adopted a dovish tone amid weaker global growth and inflation. In light of anticipated Fed support, stock investors generally overlooked moderating economic and earnings data and trade policy uncertainty. Meanwhile, as economic data continued to slow, U.S. Treasury yields continued to fall. Muted inflation and the dovish Fed also helped drive down yields. By July, concerns about global economic risks prompted the Fed to cut short-term interest rates for the first time in 10 years. And with those global risks still looming, the Fed cut rates again in September.

Within the broad U.S. equity universe, large-cap stocks generally outperformed mid- and small-cap stocks, according to the Russell U.S. Indexes. Large- and mid-cap stocks posted gains, while small-cap stocks declined slightly. Growth stocks retained an edge over value stocks within the mid- and large-cap segments, but they declined and lagged value stocks in the small-cap universe. Within the fixed-income market, investment-grade corporate bonds and longer-maturity Treasuries were top performers. According to Bloomberg, the yield on the 10-year Treasury note plunged from 2.41% at the end of March to 1.66% six months later, which helped fuel broad bond market gains.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, U.S.-China trade policy developments, central bank policy and geopolitical forces. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2019
Portfolio at a Glance
Average Duration (effective)	1.9 years
Weighted Average Life to Maturity	2.7 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities and Equivalents	65.3%
Collateralized Mortgage Obligations	18.1%
U.S. Government Agency Mortgage-Backed Securities	8.9%
U.S. Government Agency Securities	1.6%
Temporary Cash Investments	5.0%
Other Assets and Liabilities	1.1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period(1) 4/1/19 - 9/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,016.90	$2.82	0.56%
I Class	$1,000	$1,017.40	$2.32	0.46%
A Class	$1,000	$1,016.70	$4.08	0.81%
C Class	$1,000	$1,012.60	$7.85	1.56%
R Class	$1,000	$1,015.50	$5.34	1.06%
R5 Class	$1,000	$1,019.00	$1.82	0.36%
Hypothetical
Investor Class	$1,000	$1,022.20	$2.83	0.56%
I Class	$1,000	$1,022.70	$2.33	0.46%
A Class	$1,000	$1,020.95	$4.09	0.81%
C Class	$1,000	$1,017.20	$7.87	1.56%
R Class	$1,000	$1,019.70	$5.35	1.06%
R5 Class	$1,000	$1,023.20	$1.82	0.36%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

SEPTEMBER 30, 2019 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES AND EQUIVALENTS — 65.3%
Iraq Government AID Bond, 2.15%, 1/18/22	$700,000	$709,204
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	2,085,465	2,113,285
U.S. Treasury Notes, 1.375%, 1/15/20(1)	1,400,000	1,397,949
U.S. Treasury Notes, 1.625%, 10/15/20	4,300,000	4,292,105
U.S. Treasury Notes, 1.875%, 12/15/20(1)	2,000,000	2,002,031
U.S. Treasury Notes, 1.50%, 9/30/21	25,000,000	24,940,430
U.S. Treasury Notes, 2.625%, 12/15/21	12,000,000	12,265,781
U.S. Treasury Notes, 1.875%, 1/31/22	8,000,000	8,045,469
U.S. Treasury Notes, 1.75%, 6/15/22	19,000,000	19,089,063
U.S. Treasury Notes, 1.75%, 7/15/22	13,500,000	13,556,162
U.S. Treasury Notes, 1.50%, 9/15/22	4,100,000	4,092,793
U.S. Treasury Notes, 1.875%, 9/30/22	11,500,000	11,604,443
U.S. Treasury Notes, 2.00%, 11/30/22	1,600,000	1,620,563
U.S. Treasury Notes, 1.50%, 3/31/23	18,500,000	18,462,061
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $123,630,827)		124,191,339
COLLATERALIZED MORTGAGE OBLIGATIONS — 18.1%
FHLMC, Series 3114, Class FT, VRN, 2.38%, (1-month LIBOR plus 0.35%), 9/15/30	499,133	499,806
FHLMC, Series 3149, Class LF, VRN, 2.33%, (1-month LIBOR plus 0.30%), 5/15/36	1,352,505	1,354,230
FHLMC, Series 3200, Class FP, VRN, 2.23%, (1-month LIBOR plus 0.20%), 8/15/36	806,598	799,999
FHLMC, Series 3206, Class FE, VRN, 2.43%, (1-month LIBOR plus 0.40%), 8/15/36	398,803	392,598
FHLMC, Series 3213, Class LF, VRN, 2.25%, (1-month LIBOR plus 0.22%), 9/15/36	1,119,123	1,112,077
FHLMC, Series 3231, Class FA, VRN, 2.43%, (1-month LIBOR plus 0.40%), 10/15/36	419,329	420,037
FHLMC, Series 3301, Class FA, VRN, 2.33%, (1-month LIBOR plus 0.30%), 8/15/35	408,137	407,542
FHLMC, Series 3380, Class FP, VRN, 2.38%, (1-month LIBOR plus 0.35%), 11/15/36	473,895	474,108
FHLMC, Series 3508, Class PF, VRN, 2.88%, (1-month LIBOR plus 0.85%), 2/15/39	188,169	192,067
FHLMC, Series 3587, Class FB, VRN, 2.81%, (1-month LIBOR plus 0.78%), 2/15/36	468,976	477,462
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	940,204	949,751
FHLMC, Series K039, Class A1 SEQ, 2.68%, 12/25/23	1,802,480	1,834,657
FHLMC, Series K043, Class A1 SEQ, 2.53%, 10/25/23	1,080,117	1,091,487
FHLMC, Series K716, Class A1 SEQ, 2.41%, 1/25/21	651,579	652,465
FHLMC, Series K718, Class A1 SEQ, 2.375%, 9/25/21	1,251,074	1,256,500
FHLMC, Series K722, Class A1 SEQ, 2.18%, 5/25/22	975,139	978,812
FHLMC, Series K725, Class A2 SEQ, 3.00%, 1/25/24	2,100,000	2,181,104
FHLMC, Series K726, Class A2 SEQ, 2.91%, 4/25/24	1,700,000	1,756,248

6

	Principal Amount	Value
FHLMC, Series KF29, Class A, VRN, 2.45%, (1-month LIBOR plus 0.36%), 2/25/24	$498,057	$496,700
FHLMC, Series KF31, Class A, VRN, 2.46%, (1-month LIBOR plus 0.37%), 4/25/24	709,608	707,245
FHLMC, Series KF32, Class A, VRN, 2.46%, (1-month LIBOR plus 0.37%), 5/25/24	514,295	512,587
FHLMC, Series KF35, Class A, VRN, 2.44%, (1-month LIBOR plus 0.35%), 8/25/24	1,105,846	1,105,143
FHLMC, Series KI03, Class A, VRN, 2.34%, (1-month LIBOR plus 0.25%), 2/25/23	857,741	857,292
FHLMC, Series KIR1, Class A1 SEQ, 2.45%, 3/25/26	2,705,383	2,754,526
FHLMC, Series Q009, Class A, VRN, 2.55%, (1-month LIBOR plus 0.35%), 4/25/24	1,700,000	1,700,578
FNMA, Series 2004-28, Class FE, VRN, 2.37%, (1-month LIBOR plus 0.35%), 5/25/34	1,465,166	1,466,615
FNMA, Series 2006-11, Class FA, VRN, 2.32%, (1-month LIBOR plus 0.30%), 3/25/36	399,456	399,022
FNMA, Series 2006-60, Class KF, VRN, 2.32%, (1-month LIBOR plus 0.30%), 7/25/36	936,296	934,767
FNMA, Series 2006-72, Class TE, VRN, 2.32%, (1-month LIBOR plus 0.30%), 8/25/36	541,043	540,166
FNMA, Series 2008-9, Class FA, VRN, 2.52%, (1-month LIBOR plus 0.50%), 2/25/38	1,441,728	1,451,731
FNMA, Series 2009-33, Class FB, VRN, 2.84%, (1-month LIBOR plus 0.82%), 3/25/37	582,865	596,511
FNMA, Series 2009-89, Class FD, VRN, 2.62%, (1-month LIBOR plus 0.60%), 5/25/36	290,522	294,025
FNMA, Series 2016-11, Class FB, VRN, 2.78%, (1-month LIBOR plus 0.55%), 3/25/46	484,131	484,994
FNMA, Series 2016-M13, Class FA, VRN, 2.97%, (1-month LIBOR plus 0.67%), 11/25/23	366,354	366,148
FNMA, Series 2016-M2, Class FA, VRN, 3.02%, (1-month LIBOR plus 0.85%), 1/25/23	454,220	455,484
GNMA, Series 2010-14, Class QF, VRN, 2.48%, (1-month LIBOR plus 0.45%), 2/16/40	788,676	791,894
GNMA, Series 2012-105, Class FE, VRN, 2.34%, (1-month LIBOR plus 0.30%), 1/20/41	1,029,898	1,029,206
GNMA, Series 2016-68, Class MF, VRN, 2.40%, (1-month LIBOR plus 0.30%), 5/20/46	597,739	596,071
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $34,263,078)		34,371,655
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 8.9%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 6.3%
FHLMC, VRN, 2.625%, (1-month COF 11 plus 1.50%), 1/1/21	4,871	4,855
FHLMC, VRN, 4.51%, (6-month LIBOR plus 2.26%), 3/1/24	15,046	15,097
FHLMC, VRN, 4.73%, (1-year H15T1Y plus 2.25%), 9/1/35	146,267	154,801
FHLMC, VRN, 4.09%, (12-month LIBOR plus 1.64%), 8/1/36	835,041	875,928
FHLMC, VRN, 4.39%, (1-year H15T1Y plus 2.14%), 10/1/36	74,978	78,951
FHLMC, VRN, 4.20%, (12-month LIBOR plus 1.67%), 12/1/36	116,404	121,501
FHLMC, VRN, 4.80%, (1-year H15T1Y plus 2.25%), 4/1/37	54,026	57,098
FHLMC, VRN, 4.64%, (12-month LIBOR plus 1.81%), 5/1/40	55,405	58,989
FHLMC, VRN, 4.53%, (12-month LIBOR plus 1.88%), 7/1/40	180,400	189,182
FHLMC, VRN, 4.06%, (12-month LIBOR plus 1.78%), 9/1/40	90,710	94,847
FHLMC, VRN, 3.80%, (12-month LIBOR plus 1.79%), 2/1/41	418,756	435,725

7

	Principal Amount	Value
FHLMC, VRN, 4.77%, (12-month LIBOR plus 1.88%), 5/1/41	$66,212	$69,481
FHLMC, VRN, 4.76%, (12-month LIBOR plus 1.88%), 10/1/41	234,725	244,002
FHLMC, VRN, 4.52%, (12-month LIBOR plus 1.75%), 10/1/42	76,247	79,305
FHLMC, VRN, 2.07%, (12-month LIBOR plus 1.65%), 12/1/42	349,399	361,321
FHLMC, VRN, 2.85%, (12-month LIBOR plus 1.63%), 1/1/44	418,363	424,858
FHLMC, VRN, 3.18%, (12-month LIBOR plus 1.62%), 6/1/44	391,561	400,527
FHLMC, VRN, 4.07%, (12-month LIBOR plus 1.59%), 10/1/44	182,732	187,779
FHLMC, VRN, 2.57%, (12-month LIBOR plus 1.60%), 6/1/45	324,491	328,377
FHLMC, VRN, 2.36%, (12-month LIBOR plus 1.63%), 8/1/46	371,946	375,478
FHLMC, VRN, 3.06%, (12-month LIBOR plus 1.64%), 9/1/47	380,917	389,291
FNMA, VRN, 4.58%, (1-year H15T1Y plus 2.08%), 5/1/22	8,033	8,064
FNMA, VRN, 4.58%, (1-year H15T1Y plus 1.95%), 8/1/23	2,324	2,331
FNMA, VRN, 4.62%, (1-year H15T1Y plus 2.12%), 8/1/23	2,758	2,821
FNMA, VRN, 4.53%, (1-year H15T1Y plus 2.28%), 5/1/25	16,490	16,635
FNMA, VRN, 4.03%, (6-month LIBOR plus 1.50%), 3/1/33	223,186	229,190
FNMA, VRN, 4.19%, (6-month LIBOR plus 1.57%), 6/1/35	171,492	177,755
FNMA, VRN, 4.19%, (6-month LIBOR plus 1.57%), 6/1/35	25,336	26,276
FNMA, VRN, 4.19%, (6-month LIBOR plus 1.57%), 6/1/35	196,307	203,385
FNMA, VRN, 4.19%, (6-month LIBOR plus 1.57%), 6/1/35	325,057	337,110
FNMA, VRN, 4.07%, (6-month LIBOR plus 1.54%), 9/1/35	132,948	137,718
FNMA, VRN, 4.06%, (6-month LIBOR plus 1.55%), 3/1/36	303,777	314,875
FNMA, VRN, 4.625%, (12-month LIBOR plus 1.75%), 11/1/39	342,286	360,431
FNMA, VRN, 4.82%, (12-month LIBOR plus 1.69%), 1/1/40	21,218	22,467
FNMA, VRN, 3.61%, (12-month LIBOR plus 1.79%), 8/1/40	137,746	144,041
FNMA, VRN, 4.375%, (12-month LIBOR plus 1.75%), 7/1/41	42,625	44,400
FNMA, VRN, 3.32%, (12-month LIBOR plus 1.82%), 9/1/41	633,772	651,586
FNMA, VRN, 3.01%, (12-month LIBOR plus 1.82%), 11/1/41	423,212	433,027
FNMA, VRN, 4.33%, (12-month LIBOR plus 1.70%), 7/1/42	546,967	568,108
FNMA, VRN, 4.53%, (12-month LIBOR plus 1.55%), 3/1/43	181,023	187,352
FNMA, VRN, 2.32%, (12-month LIBOR plus 1.59%), 8/1/45	184,129	188,179
FNMA, VRN, 2.61%, (12-month LIBOR plus 1.60%), 4/1/46	433,183	439,095
FNMA, VRN, 2.83%, (12-month LIBOR plus 1.61%), 4/1/46	384,662	390,469
FNMA, VRN, 2.64%, (12-month LIBOR plus 1.61%), 5/1/46	592,776	599,455
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	345,806	354,746
FNMA, VRN, 3.17%, (12-month LIBOR plus 1.61%), 4/1/47	364,710	374,614
FNMA, VRN, 3.24%, (12-month LIBOR plus 1.62%), 5/1/47	260,194	266,325
FNMA, VRN, 2.77%, (12-month LIBOR plus 1.60%), 9/1/47	528,462	536,838
GNMA, VRN, 4.50%, (1-year H15T1Y plus 2.00%), 2/20/21	6,288	6,282
GNMA, VRN, 4.625%, (1-year H15T1Y plus 2.00%), 11/20/21	1,270	1,278
		11,972,246
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 2.6%
FNMA, 7.00%, 5/1/32	36,629	37,633
FNMA, 7.00%, 5/1/32	91,696	102,282
FNMA, 7.00%, 6/1/32	60,448	67,439
FNMA, 7.00%, 6/1/32	2,158	2,160
FNMA, 7.00%, 8/1/32	17,844	17,859
FNMA, 3.50%, 3/1/34	347,277	362,379

8

	Principal Amount/Shares	Value
FNMA, 4.56%, 5/1/42	$4,173,966	$4,344,631
		4,934,383
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $16,844,417)		16,906,629
U.S. GOVERNMENT AGENCY SECURITIES — 1.6%
FHLB, 1.50%, 8/15/24	500,000	497,783
FNMA, 1.375%, 9/6/22	2,500,000	2,483,361
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $2,990,349)		2,981,144
TEMPORARY CASH INVESTMENTS — 5.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	333	333
Federal Home Loan Bank Discount Notes, 1.53%, 10/1/19(2)	$6,461,000	6,461,000
U.S. Treasury Bills, 1.97%, 10/17/19(2)	3,000,000	2,997,628
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,458,766)		9,458,961
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $187,187,437)		187,909,728
OTHER ASSETS AND LIABILITIES — 1.1%		2,125,605
TOTAL NET ASSETS — 100.0%		$190,035,333

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Notes	3	December 2019	$300,000	$427,219	$696
U.S. Treasury 2-Year Notes	44	December 2019	$8,800,000	9,482,000	753
				$9,909,219	$1,449

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	82	December 2019	$8,200,000	$9,770,172	$52,354

9

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
COF 11	-	Cost of Funds for the 11th District of San Francisco Index
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $102,234.

(2)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

SEPTEMBER 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $187,187,437)	$187,909,728
Receivable for investments sold	25,287,614
Receivable for capital shares sold	299,849
Interest receivable	463,143
213,960,334

Liabilities
Payable for investments purchased	23,773,710
Payable for capital shares redeemed	60,982
Payable for variation margin on futures contracts	40
Accrued management fees	81,278
Distribution and service fees payable	3,620
Dividends payable	5,371
23,925,001

Net Assets	$190,035,333

Net Assets Consist of:
Capital paid in	$193,039,178
Distributable earnings	(3,003,845)
$190,035,333

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$155,796,944	16,306,740	$9.55
I Class	$4,210,203	440,779	$9.55
A Class	$6,870,734	718,790	$9.56*
C Class	$2,505,763	267,179	$9.38
R Class	$379,476	39,857	$9.52
R5 Class	$20,272,213	2,121,389	$9.56
*Maximum offering price $9.78 (net asset value divided by 0.9775).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$2,339,227

Expenses:
Management fees	497,306
Distribution and service fees:
A Class	6,953
C Class	13,111
R Class	905
Trustees' fees and expenses	7,101
Other expenses	2,957
528,333

Net investment income (loss)	1,810,894

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,346,443
Futures contract transactions	92,361
1,438,804

Change in net unrealized appreciation (depreciation) on:
Investments	75,747
Futures contracts	(10,388)
65,359

Net realized and unrealized gain (loss)	1,504,163

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,315,057

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED) AND YEAR ENDED MARCH 31, 2019
Increase (Decrease) in Net Assets	September 30, 2019	March 31, 2019
Operations
Net investment income (loss)	$1,810,894	$3,457,675
Net realized gain (loss)	1,438,804	(1,179,423)
Change in net unrealized appreciation (depreciation)	65,359	1,947,756
Net increase (decrease) in net assets resulting from operations	3,315,057	4,226,008

Distributions to Shareholders
From earnings:
Investor Class	(1,482,619)	(3,078,963)
I Class	(40,251)	(58,306)
A Class	(45,002)	(114,649)
C Class	(7,436)	(1)
R Class	(2,502)	(3,283)
R5 Class	(230,373)	(369,935)
Decrease in net assets from distributions	(1,808,183)	(3,625,137)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(6,622,766)	(7,349,882)

Net increase (decrease) in net assets	(5,115,892)	(6,749,011)

Net Assets
Beginning of period	195,151,225	201,900,236
End of period	$190,035,333	$195,151,225

See Notes to Financial Statements.

13

Notes to Financial Statements

SEPTEMBER 30, 2019 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short-Term Government Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income while maintaining safety of principal.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

14

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1

15

shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2019 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2425% to 0.3600%	0.2500% to 0.3100%	0.55%
I Class		0.1500% to 0.2100%	0.45%
A Class		0.2500% to 0.3100%	0.55%
C Class		0.2500% to 0.3100%	0.55%
R Class		0.2500% to 0.3100%	0.55%
R5 Class		0.0500% to 0.1100%	0.35%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2019 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2019 were $143,121,383 and $115,529,645, respectively, all of which are U.S. Treasury and Government Agency obligations.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2019		Year ended March 31, 2019
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,016,542	$9,688,341	3,788,352	$35,685,191
Issued in reinvestment of distributions	150,799	1,437,884	315,532	2,974,448
Redeemed	(1,706,628)	(16,243,322)	(5,232,258)	(49,326,028)
	(539,287)	(5,117,097)	(1,128,374)	(10,666,389)
I Class
Sold	199,922	1,900,426	153,155	1,442,880
Issued in reinvestment of distributions	4,222	40,251	6,160	58,060
Redeemed	(116,599)	(1,111,979)	(90,976)	(857,333)
	87,545	828,698	68,339	643,607
A Class
Sold	254,153	2,432,871	137,666	1,298,505
Issued in reinvestment of distributions	4,688	44,723	12,047	113,574
Redeemed	(98,206)	(933,757)	(533,016)	(5,013,486)
	160,635	1,543,837	(383,303)	(3,601,407)
C Class
Sold	11,533	107,084	305,648	2,806,540
Issued in reinvestment of distributions	786	7,370	–	1
Redeemed	(33,530)	(313,532)	(81,056)	(743,678)
	(21,211)	(199,078)	224,592	2,062,863
R Class
Sold	18,190	172,559	21,666	203,414
Issued in reinvestment of distributions	261	2,478	347	3,262
Redeemed	(10,479)	(99,523)	(8,990)	(84,404)
	7,972	75,514	13,023	122,272
R5 Class
Sold	81,366	775,830	1,978,365	18,705,669
Issued in reinvestment of distributions	24,156	230,373	39,112	368,956
Redeemed	(499,349)	(4,760,843)	(1,589,916)	(14,985,453)
	(393,827)	(3,754,640)	427,561	4,089,172
Net increase (decrease)	(698,173)	$(6,622,766)	(778,162)	$(7,349,882)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

17

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities and Equivalents	—	$124,191,339	—
Collateralized Mortgage Obligations	—	34,371,655	—
U.S. Government Agency Mortgage-Backed Securities	—	16,906,629	—
U.S. Government Agency Securities	—	2,981,144	—
Temporary Cash Investments	$333	9,458,628	—
	$333	$187,909,395	—
Other Financial Instruments
Futures Contracts	$53,803	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $56,516,667 futures contracts purchased and $11,883,333 futures contracts sold.

The value of interest rate risk derivative instruments as of September 30, 2019, is disclosed on the Statement of Assets and Liabilities as a liability of $40 in payable for variation margin on futures contracts*. For the six months ended September 30, 2019, the effect of interest rate risk derivative instruments on the Statement of Operations was $92,361 in net realized gain (loss) on futures contract transactions and $(10,388) in change in net unrealized appreciation (depreciation) on futures contracts.

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

18

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$187,207,440
Gross tax appreciation of investments	$858,661
Gross tax depreciation of investments	(156,373)
Net tax appreciation (depreciation) of investments	$702,288

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2019, the fund had accumulated short-term capital losses of $(2,554,973) and accumulated long-term capital losses of $(2,332,016), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$9.48	0.09	0.07	0.16	(0.09)	$9.55	1.69%	0.56%(4)	1.88%(4)	83%	$155,797
2019	$9.45	0.17	0.04	0.21	(0.18)	$9.48	2.25%	0.55%	1.81%	128%	$159,683
2018	$9.58	0.10	(0.12)	(0.02)	(0.11)	$9.45	(0.17)%	0.55%	1.05%	101%	$169,819
2017	$9.66	0.05	(0.06)	(0.01)	(0.07)	$9.58	(0.14)%	0.55%	0.54%	99%	$197,882
2016	$9.67	0.04	—(5)	0.04	(0.05)	$9.66	0.44%	0.55%	0.39%	99%	$229,689
2015	$9.65	0.03	0.04	0.07	(0.05)	$9.67	0.71%	0.55%	0.30%	76%	$237,231
I Class
2019(3)	$9.48	0.09	0.07	0.16	(0.09)	$9.55	1.74%	0.46%(4)	1.98%(4)	83%	$4,210
2019	$9.45	0.18	0.04	0.22	(0.19)	$9.48	2.35%	0.45%	1.91%	128%	$3,347
2018(6)	$9.58	0.12	(0.13)	(0.01)	(0.12)	$9.45	(0.11)%	0.45%(4)	1.26%(4)	101%(7)	$2,691
A Class
2019(3)	$9.48	0.08	0.08	0.16	(0.08)	$9.56	1.67%	0.81%(4)	1.63%(4)	83%	$6,871
2019	$9.45	0.14	0.05	0.19	(0.16)	$9.48	1.99%	0.80%	1.56%	128%	$5,293
2018	$9.59	0.08	(0.13)	(0.05)	(0.09)	$9.45	(0.53)%	0.80%	0.80%	101%	$8,897
2017	$9.66	0.03	(0.06)	(0.03)	(0.04)	$9.59	(0.29)%	0.80%	0.29%	99%	$10,849
2016	$9.67	0.01	0.01	0.02	(0.03)	$9.66	0.19%	0.80%	0.14%	99%	$15,114
2015	$9.64	—(5)	0.05	0.05	(0.02)	$9.67	0.50%	0.80%	0.05%	76%	$27,121

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2019(3)	$9.29	0.04	0.08	0.12	(0.03)	$9.38	1.26%	1.56%(4)	0.88%(4)	83%	$2,506
2019	$9.18	0.09	0.02	0.11	—(5)	$9.29	1.20%	1.55%	0.81%	128%	$2,679
2018	$9.29	—(5)	(0.11)	(0.11)	—	$9.18	(1.18)%	1.55%	0.05%	101%	$585
2017	$9.39	(0.04)	(0.06)	(0.10)	—	$9.29	(1.06)%	1.55%	(0.46)%	99%	$726
2016	$9.45	(0.06)	—(5)	(0.06)	—	$9.39	(0.63)%	1.55%	(0.61)%	99%	$971
2015	$9.47	(0.07)	0.05	(0.02)	—	$9.45	(0.21)%	1.55%	(0.70)%	76%	$820
R Class
2019(3)	$9.44	0.07	0.08	0.15	(0.07)	$9.52	1.55%	1.06%(4)	1.38%(4)	83%	$379
2019	$9.41	0.13	0.03	0.16	(0.13)	$9.44	1.74%	1.05%	1.31%	128%	$301
2018	$9.55	0.04	(0.11)	(0.07)	(0.07)	$9.41	(0.78)%	1.05%	0.55%	101%	$178
2017	$9.62	0.01	(0.07)	(0.06)	(0.01)	$9.55	(0.62)%	1.05%	0.04%	99%	$1,048
2016	$9.63	(0.01)	—(5)	(0.01)	—	$9.62	(0.10)%	1.05%	(0.11)%	99%	$380
2015	$9.60	(0.02)	0.05	0.03	—	$9.63	0.31%	1.05%	(0.20)%	76%	$272
R5 Class
2019(3)	$9.48	0.10	0.08	0.18	(0.10)	$9.56	1.90%	0.36%(4)	2.08%(4)	83%	$20,272
2019	$9.45	0.19	0.04	0.23	(0.20)	$9.48	2.45%	0.35%	2.01%	128%	$23,847
2018	$9.59	0.12	(0.13)	(0.01)	(0.13)	$9.45	(0.08)%	0.35%	1.25%	101%	$19,730
2017	$9.66	0.07	(0.05)	0.02	(0.09)	$9.59	0.16%	0.35%	0.74%	99%	$22,105
2016	$9.67	0.06	—(5)	0.06	(0.07)	$9.66	0.64%	0.35%	0.59%	99%	$42,177
2015	$9.65	0.05	0.04	0.09	(0.07)	$9.67	0.91%	0.35%	0.50%	76%	$40,312

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2019 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	April 10, 2017 (commencement of sale) through March 31, 2018.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2019, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund’s service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor’s other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The

Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90812 1911
ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)    Not applicable.

(a)(4)    Not applicable.

(b)    A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Government Income Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	November 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	November 26, 2019

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	November 26, 2019